UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® GNMA Fund

April 30, 2012

1.800337.108

MOG-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.8%
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5928% 12/7/20 (NCUA Guaranteed) (c)	$ 14,846	$ 14,900
Series 2010-R2 Class 1A, 0.6113% 11/6/17 (NCUA Guaranteed) (c)	27,770	27,775
Series 2011-R1 Class 1A, 0.6913% 1/8/20 (NCUA Guaranteed) (c)	22,259	22,314
Series 2011-R4 Class 1A, 0.6213% 3/6/20 (NCUA Guaranteed) (c)	13,787	13,795
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $78,662)		78,784
U.S. Government Agency - Mortgage Securities - 89.5%

Fannie Mae - 1.0%
2.031% 10/1/33 (c)	76	80
2.101% 12/1/34 (c)	140	146
2.108% 3/1/35 (c)	21	22
2.111% 3/1/35 (c)	149	157
2.115% 9/1/33 (c)	1,348	1,413
2.235% 2/1/33 (c)	159	167
2.257% 7/1/35 (c)	72	75
2.301% 7/1/34 (c)	89	95
2.308% 7/1/36 (c)	357	374
2.388% 1/1/35 (c)	675	719
2.424% 10/1/33 (c)	142	151
2.438% 8/1/35 (c)	895	957
2.455% 5/1/35 (c)	1,028	1,098
2.489% 3/1/33 (c)	330	348
2.538% 11/1/36 (c)	697	744
2.571% 6/1/47 (c)	381	408
2.612% 7/1/34 (c)	1,216	1,291
2.653% 9/1/34 (c)	731	768
2.938% 8/1/35 (c)	1,914	2,046
3.5% 5/1/27 (a)	78,900	83,258
4% 4/1/24 to 10/1/25	2,180	2,318
5.5% 12/1/17 to 3/1/20	2,252	2,464
5.718% 3/1/36 (c)	1,018	1,076
6.5% 10/1/17	137	151
7% 11/1/16 to 3/1/17	663	725
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7.5% 2/1/14 to 4/1/17	$ 229	$ 245
8.5% 12/1/27	126	150
9.5% 9/1/30	15	19
10.25% 10/1/18	5	5
11.5% 11/1/14 to 7/1/15	6	6
12.5% 10/1/15 to 7/1/16	13	14
		101,490
Freddie Mac - 0.3%
2.066% 12/1/35 (c)	686	723
2.2% 3/1/37 (c)	98	104
2.267% 6/1/33 (c)	823	859
2.296% 11/1/35 (c)	712	750
2.35% 7/1/35 (c)	914	973
2.358% 12/1/35 (c)	6,000	6,346
2.448% 5/1/37 (c)	213	225
2.481% 10/1/36 (c)	925	984
2.509% 10/1/35 (c)	834	887
2.516% 6/1/33 (c)	2,431	2,572
2.562% 3/1/35 (c)	3,508	3,727
2.61% 8/1/34 (c)	360	385
2.615% 4/1/36 (c)	965	1,031
2.711% 6/1/33 (c)	2,075	2,217
3.135% 3/1/33 (c)	27	29
5.5% 7/1/24 to 1/1/25	3,142	3,494
8.5% 5/1/17 to 6/1/25	23	28
9% 7/1/18 to 3/1/20	5	6
9.5% 7/1/30	58	69
10% 4/1/15 to 7/1/19	61	68
10.25% 11/1/16	4	4
12% 2/1/13 to 6/1/15	6	6
12.5% 1/1/13 to 5/1/15	9	9
13% 5/1/14 to 11/1/14	2	2
13.5% 9/1/14	1	1
		25,499
Ginnie Mae - 88.2%
3.5% 9/15/26 to 4/15/42 (a)	987,806	1,042,056
3.5% 4/1/42 (a)	6,000	6,331
3.5% 5/1/42 (a)	160,000	168,535
4% 1/15/25 to 2/15/42	506,517	549,287
4% 7/15/41	963	1,044
4% 4/1/42 (a)	2,000	2,168
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4% 5/1/42 (a)	$ 185,000	$ 200,145
4.5% 6/20/33 to 10/15/41 (a)	3,131,352	3,438,069
4.5% 8/15/39	753	824
4.5% 11/15/39	411	450
4.5% 11/15/39	491	537
4.5% 12/15/39	407	445
4.5% 12/15/39	774	847
4.5% 1/15/40	2,545	2,785
4.5% 1/15/40	3,453	3,779
4.5% 3/15/40	818	895
4.5% 4/15/40	936	1,024
4.5% 4/15/40	687	752
4.5% 5/15/40	572	631
4.5% 5/15/40	740	810
4.5% 5/15/40	353	386
4.5% 5/15/40	416	456
4.5% 5/15/40	687	752
4.5% 5/15/40	827	905
4.5% 5/15/40	465	509
4.5% 6/15/40	800	875
4.5% 8/15/40	416	456
4.5% 8/15/40	862	943
4.5% 9/15/40	12,228	13,404
4.5% 9/15/40	2,434	2,668
4.5% 10/15/40	420	461
4.5% 5/1/42 (a)	7,000	7,657
4.5% 5/1/42 (a)	227,100	248,408
4.5% 5/1/42 (a)	4,000	4,375
4.875% 9/15/39 to 12/15/39	22,510	24,870
5% 8/15/18 to 9/15/41 (a)	1,336,003	1,489,948
5% 5/1/42 (a)	16,300	18,060
5% 5/1/42 (a)	16,300	18,060
5% 5/1/42 (a)	90,000	99,717
5.251% 6/20/60 (g)	47,914	54,372
5.35% 4/20/29 to 12/20/30	28,009	31,432
5.391% 11/20/59 (g)	70,574	78,806
5.5% 12/20/18 to 12/20/40 (b)	677,725	758,229
6% 8/15/17 to 5/15/39	516,207	583,316
6.45% 10/15/31 to 11/15/32	1,189	1,364
6.5% 5/20/28 to 1/15/39	24,083	27,699
7% 10/20/16 to 9/20/34	49,952	57,634
7.25% 9/15/27	99	115
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
7.395% 6/20/25 to 11/20/27	$ 1,066	$ 1,235
7.5% 5/15/17 to 9/20/32	20,148	23,357
8% 8/15/18 to 7/15/32	5,406	6,328
8.5% 5/15/16 to 2/15/31	1,242	1,398
9% 5/15/14 to 5/15/30	703	810
9.5% 12/20/15 to 4/20/17	194	215
10.5% 1/15/14 to 10/15/18	183	202
13% 4/15/13 to 1/15/15	17	18
13.5% 1/15/15	2	2
		8,980,856
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,815,075)		9,107,845
Collateralized Mortgage Obligations - 13.9%

U.S. Government Agency - 13.9%
Fannie Mae:
floater Series 2008-76 Class EF, 0.7388% 9/25/23 (c)	5,574	5,591
sequential payer Series 2010-50 Class FA, 0.5888% 1/25/24 (c)	3,882	3,891
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	760	52
target amortization class Series G94-2 Class D, 6.45% 1/25/24	397	402
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (d)	1,065	173
Series 339 Class 5, 5.5% 8/1/33 (d)	1,619	243
Series 343 Class 16, 5.5% 5/1/34 (d)	1,254	202
Federal National Mortgage Association floater Series 2011-128 Class FQ, 0.6088% 3/25/39 (c)	15,387	15,382
Freddie Mac:
floater planned amortization:
Series 3153 Class FX, 0.5903% 5/15/36 (c)	14,444	14,424
Series 3955 Class FD, 0.6403% 11/15/41 (c)	21,982	21,972
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	1,765	2,096
Series 3792 Class DF, 0.6403% 11/15/40 (c)	41,710	41,788
Series 40 Class K, 6.5% 8/17/24	730	841
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	3,593	4,255
Series 2601 Class TI, 5.5% 10/15/22 (d)	2,817	214
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	$ 22,691	$ 25,318
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.5898% 5/20/31 (c)	343	343
Series 2002-41 Class HF, 0.6403% 6/16/32 (c)	376	377
Series 2010-H03 Class FA, 0.7898% 3/20/60 (c)(g)	22,608	22,523
Series 2010-H17 Class FA, 0.5698% 7/20/60 (c)(g)	22,523	22,168
Series 2010-H18 Class AF, 0.5648% 9/20/60 (c)(g)	23,751	23,373
Series 2010-H19 Class FG, 0.5398% 8/20/60 (c)(g)	30,003	29,535
Series 2010-H27 Series FA, 0.6198% 12/20/60 (c)(g)	8,031	7,935
Series 2011-H05 Class FA, 0.7398% 12/20/60 (c)(g)	15,242	15,165
Series 2011-H07 Class FA, 0.7398% 2/20/61 (c)(g)	5,547	5,519
Series 2011-H12 Class FA, 0.7298% 2/20/61 (c)(g)	32,803	32,620
Series 2011-H13 Class FA, 0.7398% 4/20/61 (c)(g)	13,718	13,649
Series 2011-H14:
Class FB, 0.7398% 5/20/61 (c)(g)	15,207	15,122
Class FC, 0.7398% 5/20/61 (c)(g)	15,422	15,341
Series 2011-H17 Class FA, 0.7698% 6/20/61 (c)(g)	20,826	20,756
Series 2011-H21 Class FA, 0.8398% 10/20/61 (c)(g)	23,954	23,955
Series 2012-H01 Class FA, 0.9398% 11/20/61 (c)(g)	19,442	19,545
Series 2012-H03 Class FA, 0.9648% 1/20/62 (c)(g)	12,054	12,118
Series 2012-H06 Class FA, 0.8698% 1/20/62 (c)(g)	18,948	18,978
Series 2012-H07 Class FA, 0.8698% 3/20/62 (c)(g)	11,065	11,068
planned amoritzation Series 2007-2 Class PC, 5.5% 6/20/35	21,510	24,277
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization:
Series 2010-117 Class E, 3% 10/20/39	$ 10,076	$ 9,777
Series 2011-52 Class PA, 4.25% 2/16/41	78,524	86,002
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	7,426	8,331
Series 1994-4 Class KQ, 7.9875% 7/16/24	497	573
Series 2000-26 Class PK, 7.5% 9/20/30	1,412	1,693
Series 2002-50 Class PE, 6% 7/20/32	9,245	10,443
Series 2003-26 Class PI, 5.5% 1/16/32	5,210	146
Series 2003-54 Class UE, 5% 6/20/33	31,040	35,341
Series 2003-70 Class LE, 5% 7/20/32	39,912	42,302
Series 2004-19 Class DP, 5.5% 3/20/34	3,895	4,148
Series 2004-64 Class KE, 5.5% 12/20/33	17,917	19,263
Series 2005-17 Class IA, 5.5% 8/20/33 (d)	670	9
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,315
Series 2005-54 Class BM, 5% 7/20/35	9,658	10,202
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,768
Series 2006-50 Class JC, 5% 6/20/36	11,780	13,187
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	21,836
Series 2011-79 Class PO, 6/20/40 (e)	26,690	23,781
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	394	463
Series 1998-23 Class ZB, 6.5% 6/20/28	5,645	6,422
Series 2001-40 Class Z, 6% 8/20/31	3,499	3,947
Series 2001-49 Class Z, 7% 10/16/31	1,642	1,911
Series 2002-18 Class ZB, 6% 3/20/32	3,445	3,879
Series 2002-29:
Class SK, 8.25% 5/20/32 (c)(f)	177	201
Class Z, 6.5% 5/16/32	4,875	5,600
Series 2002-33 Class ZJ, 6.5% 5/20/32	2,974	3,420
Series 2002-42 Class ZA, 6% 6/20/32	2,246	2,533
Series 2002-43 Class Z, 6.5% 6/20/32	5,604	6,426
Series 2002-45 Class Z, 6% 6/20/32	1,295	1,468
Series 2002-49 Class ZA, 6.5% 7/20/32	19,479	22,343
Series 2003-75 Class ZA, 5.5% 9/20/33	8,869	9,786
Series 2004-46 Class BZ, 6% 6/20/34	10,576	11,974
Series 2004-65 Class VE, 5.5% 7/20/15	2,134	2,287
Series 2004-86 Class G, 6% 10/20/34	6,273	7,804
Series 2005-28 Class AJ, 5.5% 4/20/35	23,367	25,955
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer:
Series 2005-47 Class ZY, 6% 6/20/35	$ 6,021	$ 7,583
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,277
Series 2005-82 Class JV, 5% 6/20/35	3,500	4,152
Series 2008-17 Class BN, 5% 2/20/38	30,004	33,523
Series 2009-61 Class AZ 5.5% 8/20/39	81,031	92,269
Series 2010-45 Class TB, 5% 4/16/40	107,314	121,118
Series 2011-29 Class BV, 5% 5/20/40	10,483	12,220
Series 1995-6 Class Z, 7% 9/20/25	1,183	1,350
Series 2003-92 Class SN, 6.1898% 10/16/33 (c)(d)(f)	12,740	1,914
Series 2004-32 Class GS, 6.2598% 5/16/34 (c)(d)(f)	1,338	270
Series 2005-13 Class SA, 6.5603% 2/20/35 (c)(d)(f)	22,725	4,135
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,287
Series 2005-82 Class NS, 6.0603% 7/20/34 (c)(d)	23,443	3,733
Series 2006-13 Class DS, 10.7404% 3/20/36 (c)(f)	22,853	26,310
Series 2007-35 Class SC, 38.7585% 6/16/37 (c)(f)	6,690	12,973
Series 2008-88 Class BZ, 5.5% 5/20/33	53,965	61,446
Series 2009-13 Class E, 4.5% 3/16/39	16,460	17,547
Series 2009-42 Class AY, 5% 6/16/37	11,106	12,218
Series 2009-76 Class SB, 5.8598% 9/16/39 (c)(d)(f)	47,657	8,372
Series 2010-167 Class KW, 5% 9/20/36	50,417	53,401
Series 2010-42 Class OP, 4/20/40 (e)	35,049	31,235
Series 2010-H010 Class FA, 0.5698% 5/20/60 (c)(g)	14,875	14,640
Government National Mortgage Association planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (d)	8,173	1,652
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,352,642)		1,412,372
Commercial Mortgage Securities - 0.0%

Fannie Mae Series 1998-M3 Class IB, 0.9773% 1/17/38 (c)(d)	4,635	79
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (c)(d)	23,081	285
Series 2001-12 Class X, 0.643% 7/16/40 (c)(d)	11,986	190
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.8954% 9/16/42 (c)(d)	$ 35,573	$ 532
Series 2002-62 Class IO, 1.2531% 8/16/42 (c)(d)	31,603	1,034
Series 2002-85 Class X, 1.4231% 3/16/42 (c)(d)	21,742	1,108
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $13,986)		3,228
Cash Equivalents - 4.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.18%, dated 4/30/12 due 5/1/12 (Collateralized by U.S. Government Obligations) #	$ 7,722	7,722
0.19%, dated 4/30/12 due 5/1/12 (Collateralized by U.S. Government Obligations) #	481,671	481,668
TOTAL CASH EQUIVALENTS (Cost $489,390)		489,390
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $10,749,755)		11,091,619
NET OTHER ASSETS (LIABILITIES) - (9.0)%		(912,216)
NET ASSETS - 100%		$ 10,179,403
TBA Sale Commitments
	Principal Amount (000s)
Ginnie Mae
4.5% 5/1/42	$ (27,500)	(30,080)
4.5% 5/1/42	(57,000)	(62,348)
5% 5/1/42	(16,300)	(18,060)
5% 5/1/42	(16,300)	(18,060)
TOTAL TBA SALE COMMITMENTS (Proceeds $128,552)		$ (128,548)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4% with JPMorgan Chase, Inc.	Oct. 2015	$ 85,000	$ (1,914)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,591,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$7,722,000 due 5/01/12 at 0.18%
Barclays Capital, Inc.	$ 2,111
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,642
RBS Securities, Inc.	3,969
$ 7,722
$481,668,000 due 5/01/12 at 0.19%
Barclays Capital, Inc.	$ 144,371
Credit Agricole CIB New York Branch	149,791
HSBC Securities (USA), Inc.	32,849
Merrill Lynch, Pierce, Fenner & Smith, Inc.	36,780
RBC Capital Markets Corp.	117,877
$ 481,668
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 11,988
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(11,988)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $10,750,633,000. Net unrealized appreciation aggregated $340,986,000, of which $357,008,000 related to appreciated investment securities and $16,022,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement Fund 2016SM

April 30, 2012

1.858578.104

RW16-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 18.5%
	Shares	Value
Domestic Equity Funds - 18.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,398	$ 226,514
Fidelity Blue Chip Growth Fund	4,237	211,210
Fidelity Disciplined Equity Fund	13,561	325,452
Fidelity Equity-Income Fund	7,237	326,472
Fidelity Series 100 Index Fund	18,142	179,243
Fidelity Series Broad Market Opportunities Fund	30,061	323,755
Fidelity Series Small Cap Opportunities Fund	2,780	31,886
TOTAL EQUITY FUNDS (Cost $1,277,782)		1,624,532
Fixed-Income Funds - 37.9%

Investment Grade Fixed-Income Funds - 37.9%
Fidelity Government Income Fund	62,034	668,728
Fidelity Strategic Real Return Fund	69,742	663,247
Fidelity Total Bond Fund	180,990	2,003,559
TOTAL FIXED-INCOME FUNDS (Cost $3,079,663)		3,335,534
Short-Term Funds - 43.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	2,129,613	$ 2,129,613
Fidelity Short-Term Bond Fund	199,963	1,707,687
TOTAL SHORT-TERM FUNDS (Cost $3,798,279)		3,837,300
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,155,724)	8,797,366
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,074)
NET ASSETS - 100%	$ 8,796,292
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $8,249,435. Net unrealized appreciation aggregated $547,931, of which $567,805 related to appreciated investment securities and $19,874 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement Fund 2016SM

Class A
Class T
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement Fund 2016SM

1.858554.104

ARW16-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 18.5%
	Shares	Value
Domestic Equity Funds - 18.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,398	$ 226,514
Fidelity Blue Chip Growth Fund	4,237	211,210
Fidelity Disciplined Equity Fund	13,561	325,452
Fidelity Equity-Income Fund	7,237	326,472
Fidelity Series 100 Index Fund	18,142	179,243
Fidelity Series Broad Market Opportunities Fund	30,061	323,755
Fidelity Series Small Cap Opportunities Fund	2,780	31,886
TOTAL EQUITY FUNDS (Cost $1,277,782)		1,624,532
Fixed-Income Funds - 37.9%

Investment Grade Fixed-Income Funds - 37.9%
Fidelity Government Income Fund	62,034	668,728
Fidelity Strategic Real Return Fund	69,742	663,247
Fidelity Total Bond Fund	180,990	2,003,559
TOTAL FIXED-INCOME FUNDS (Cost $3,079,663)		3,335,534
Short-Term Funds - 43.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	2,129,613	$ 2,129,613
Fidelity Short-Term Bond Fund	199,963	1,707,687
TOTAL SHORT-TERM FUNDS (Cost $3,798,279)		3,837,300
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,155,724)	8,797,366
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,074)
NET ASSETS - 100%	$ 8,796,292
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $8,249,435. Net unrealized appreciation aggregated $547,931, of which $567,805 related to appreciated investment securities and $19,874 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2018 FundSM

April 30, 2012

1.858580.104

RW18-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 27.5%
	Shares	Value
Domestic Equity Funds - 25.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,973	$ 182,204
Fidelity Blue Chip Growth Fund	3,417	170,346
Fidelity Disciplined Equity Fund	10,938	262,504
Fidelity Equity-Income Fund	5,837	263,319
Fidelity Series 100 Index Fund	14,608	144,332
Fidelity Series Broad Market Opportunities Fund	24,246	261,127
Fidelity Series Small Cap Opportunities Fund	2,262	25,943
TOTAL DOMESTIC EQUITY FUNDS		1,309,775
International Equity Funds - 2.3%
Fidelity Advisor International Discovery Fund Institutional Class	3,909	120,331
TOTAL EQUITY FUNDS (Cost $1,368,344)		1,430,106
Fixed-Income Funds - 41.7%

Investment Grade Fixed-Income Funds - 41.7%
Fidelity Government Income Fund	40,307	434,509
Fidelity Strategic Real Return Fund	45,317	430,968
Fidelity Total Bond Fund	117,457	1,300,244
TOTAL FIXED-INCOME FUNDS (Cost $2,081,334)		2,165,721
Short-Term Funds - 30.8%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	797,017	$ 797,017
Fidelity Short-Term Bond Fund	93,680	800,030
TOTAL SHORT-TERM FUNDS (Cost $1,589,264)		1,597,047
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,038,942)	5,192,874
NET OTHER ASSETS (LIABILITIES) - 0.0%	(391)
NET ASSETS - 100%	$ 5,192,483
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $5,106,057. Net unrealized appreciation aggregated $86,817, of which $181,705 related to appreciated investment securities and $94,888 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2018 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2018 FundSM

1.858556.104

ARW18-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 27.5%
	Shares	Value
Domestic Equity Funds - 25.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,973	$ 182,204
Fidelity Blue Chip Growth Fund	3,417	170,346
Fidelity Disciplined Equity Fund	10,938	262,504
Fidelity Equity-Income Fund	5,837	263,319
Fidelity Series 100 Index Fund	14,608	144,332
Fidelity Series Broad Market Opportunities Fund	24,246	261,127
Fidelity Series Small Cap Opportunities Fund	2,262	25,943
TOTAL DOMESTIC EQUITY FUNDS		1,309,775
International Equity Funds - 2.3%
Fidelity Advisor International Discovery Fund Institutional Class	3,909	120,331
TOTAL EQUITY FUNDS (Cost $1,368,344)		1,430,106
Fixed-Income Funds - 41.7%

Investment Grade Fixed-Income Funds - 41.7%
Fidelity Government Income Fund	40,307	434,509
Fidelity Strategic Real Return Fund	45,317	430,968
Fidelity Total Bond Fund	117,457	1,300,244
TOTAL FIXED-INCOME FUNDS (Cost $2,081,334)		2,165,721
Short-Term Funds - 30.8%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	797,017	$ 797,017
Fidelity Short-Term Bond Fund	93,680	800,030
TOTAL SHORT-TERM FUNDS (Cost $1,589,264)		1,597,047
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,038,942)	5,192,874
NET OTHER ASSETS (LIABILITIES) - 0.0%	(391)
NET ASSETS - 100%	$ 5,192,483
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $5,106,057. Net unrealized appreciation aggregated $86,817, of which $181,705 related to appreciated investment securities and $94,888 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2020 FundSM

April 30, 2012

1.858583.104

RW20-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 34.8%
	Shares	Value
Domestic Equity Funds - 31.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,675	$ 213,297
Fidelity Blue Chip Growth Fund	3,993	199,048
Fidelity Disciplined Equity Fund	12,776	306,613
Fidelity Equity-Income Fund	6,818	307,558
Fidelity Series 100 Index Fund	17,050	168,452
Fidelity Series Broad Market Opportunities Fund	28,322	305,027
Fidelity Series Small Cap Opportunities Fund	2,660	30,510
TOTAL DOMESTIC EQUITY FUNDS		1,530,505
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,166	159,008
TOTAL EQUITY FUNDS (Cost $1,412,675)		1,689,513
Fixed-Income Funds - 40.3%

High Yield Fixed-Income Funds - 2.3%
Fidelity Capital & Income Fund	6,038	55,729
Fidelity Strategic Income Fund	5,032	56,103
TOTAL HIGH YIELD FIXED-INCOME FUNDS		111,832

	Shares	Value
Investment Grade Fixed-Income Funds - 38.0%
Fidelity Government Income Fund	34,360	$ 370,397
Fidelity Strategic Real Return Fund	38,642	367,486
Fidelity Total Bond Fund	100,153	1,108,699
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,846,582
TOTAL FIXED-INCOME FUNDS (Cost $1,848,855)		1,958,414
Short-Term Funds - 24.9%

Fidelity Institutional Money Market Portfolio Institutional Class	604,665	604,665
Fidelity Short-Term Bond Fund	71,068	606,919
TOTAL SHORT-TERM FUNDS (Cost $1,200,238)		1,211,584
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,461,768)	4,859,511
NET OTHER ASSETS (LIABILITIES) - 0.0%	(419)
NET ASSETS - 100%	$ 4,859,092
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $4,527,787. Net unrealized appreciation aggregated $331,724, of which $358,012 related to appreciated investment securities and $26,288 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2020 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2020 FundSM

1.858558.104

ARW20-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 34.8%
	Shares	Value
Domestic Equity Funds - 31.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,675	$ 213,297
Fidelity Blue Chip Growth Fund	3,993	199,048
Fidelity Disciplined Equity Fund	12,776	306,613
Fidelity Equity-Income Fund	6,818	307,558
Fidelity Series 100 Index Fund	17,050	168,452
Fidelity Series Broad Market Opportunities Fund	28,322	305,027
Fidelity Series Small Cap Opportunities Fund	2,660	30,510
TOTAL DOMESTIC EQUITY FUNDS		1,530,505
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,166	159,008
TOTAL EQUITY FUNDS (Cost $1,412,675)		1,689,513
Fixed-Income Funds - 40.3%

High Yield Fixed-Income Funds - 2.3%
Fidelity Capital & Income Fund	6,038	55,729
Fidelity Strategic Income Fund	5,032	56,103
TOTAL HIGH YIELD FIXED-INCOME FUNDS		111,832

	Shares	Value
Investment Grade Fixed-Income Funds - 38.0%
Fidelity Government Income Fund	34,360	$ 370,397
Fidelity Strategic Real Return Fund	38,642	367,486
Fidelity Total Bond Fund	100,153	1,108,699
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,846,582
TOTAL FIXED-INCOME FUNDS (Cost $1,848,855)		1,958,414
Short-Term Funds - 24.9%

Fidelity Institutional Money Market Portfolio Institutional Class	604,665	604,665
Fidelity Short-Term Bond Fund	71,068	606,919
TOTAL SHORT-TERM FUNDS (Cost $1,200,238)		1,211,584
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,461,768)	4,859,511
NET OTHER ASSETS (LIABILITIES) - 0.0%	(419)
NET ASSETS - 100%	$ 4,859,092
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $4,527,787. Net unrealized appreciation aggregated $331,724, of which $358,012 related to appreciated investment securities and $26,288 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2022 FundSM

April 30, 2012

1.858586.104

RW22-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 40.4%
	Shares	Value
Domestic Equity Funds - 36.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,209	$ 204,791
Fidelity Blue Chip Growth Fund	3,839	191,382
Fidelity Disciplined Equity Fund	12,279	294,686
Fidelity Equity-Income Fund	6,553	295,603
Fidelity Series 100 Index Fund	16,418	162,215
Fidelity Series Broad Market Opportunities Fund	27,220	293,155
Fidelity Series Small Cap Opportunities Fund	2,538	29,107
TOTAL DOMESTIC EQUITY FUNDS		1,470,939
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class	5,551	170,866
TOTAL EQUITY FUNDS (Cost $1,639,342)		1,641,805
Fixed-Income Funds - 38.7%

High Yield Fixed-Income Funds - 3.2%
Fidelity Capital & Income Fund	6,911	63,786
Fidelity Strategic Income Fund	5,759	64,217
TOTAL HIGH YIELD FIXED-INCOME FUNDS		128,003

	Shares	Value
Investment Grade Fixed-Income Funds - 35.5%
Fidelity Government Income Fund	26,831	$ 289,239
Fidelity Strategic Real Return Fund	30,173	286,947
Fidelity Total Bond Fund	78,239	866,099
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,442,285
TOTAL FIXED-INCOME FUNDS (Cost $1,548,496)		1,570,288
Short-Term Funds - 20.9%

Fidelity Institutional Money Market Portfolio Institutional Class	424,041	424,041
Fidelity Short-Term Bond Fund	49,840	425,630
TOTAL SHORT-TERM FUNDS (Cost $849,182)		849,671
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,037,020)		4,061,764
NET OTHER ASSETS (LIABILITIES) - 0.0%		(90)
NET ASSETS - 100%		$ 4,061,674
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $4,059,679. Net unrealized appreciation aggregated $2,085, of which $112,145 related to appreciated investment securities and $110,060 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2022 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2022 FundSM

1.858561.104

ARW22-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 40.4%
	Shares	Value
Domestic Equity Funds - 36.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,209	$ 204,791
Fidelity Blue Chip Growth Fund	3,839	191,382
Fidelity Disciplined Equity Fund	12,279	294,686
Fidelity Equity-Income Fund	6,553	295,603
Fidelity Series 100 Index Fund	16,418	162,215
Fidelity Series Broad Market Opportunities Fund	27,220	293,155
Fidelity Series Small Cap Opportunities Fund	2,538	29,107
TOTAL DOMESTIC EQUITY FUNDS		1,470,939
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class	5,551	170,866
TOTAL EQUITY FUNDS (Cost $1,639,342)		1,641,805
Fixed-Income Funds - 38.7%

High Yield Fixed-Income Funds - 3.2%
Fidelity Capital & Income Fund	6,911	63,786
Fidelity Strategic Income Fund	5,759	64,217
TOTAL HIGH YIELD FIXED-INCOME FUNDS		128,003

	Shares	Value
Investment Grade Fixed-Income Funds - 35.5%
Fidelity Government Income Fund	26,831	$ 289,239
Fidelity Strategic Real Return Fund	30,173	286,947
Fidelity Total Bond Fund	78,239	866,099
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,442,285
TOTAL FIXED-INCOME FUNDS (Cost $1,548,496)		1,570,288
Short-Term Funds - 20.9%

Fidelity Institutional Money Market Portfolio Institutional Class	424,041	424,041
Fidelity Short-Term Bond Fund	49,840	425,630
TOTAL SHORT-TERM FUNDS (Cost $849,182)		849,671
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,037,020)		4,061,764
NET OTHER ASSETS (LIABILITIES) - 0.0%		(90)
NET ASSETS - 100%		$ 4,061,674
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $4,059,679. Net unrealized appreciation aggregated $2,085, of which $112,145 related to appreciated investment securities and $110,060 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2024 FundSM

April 30, 2012

1.858588.104

RW24-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 44.6%
	Shares	Value
Domestic Equity Funds - 39.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,529	$ 101,015
Fidelity Blue Chip Growth Fund	1,892	94,292
Fidelity Disciplined Equity Fund	6,048	145,151
Fidelity Equity-Income Fund	3,228	145,605
Fidelity Series 100 Index Fund	8,081	79,844
Fidelity Series Broad Market Opportunities Fund	13,407	144,388
Fidelity Series Small Cap Opportunities Fund	1,256	14,409
TOTAL DOMESTIC EQUITY FUNDS		724,704
International Equity Funds - 5.1%
Fidelity Advisor International Discovery Fund Institutional Class	3,029	93,223
TOTAL EQUITY FUNDS (Cost $761,694)		817,927
Fixed-Income Funds - 37.2%

High Yield Fixed-Income Funds - 3.8%
Fidelity Capital & Income Fund	3,764	34,745
Fidelity Strategic Income Fund	3,137	34,982
TOTAL HIGH YIELD FIXED-INCOME FUNDS		69,727

	Shares	Value
Investment Grade Fixed-Income Funds - 33.4%
Fidelity Government Income Fund	11,404	$ 122,938
Fidelity Strategic Real Return Fund	12,821	121,931
Fidelity Total Bond Fund	33,302	368,654
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		613,523
TOTAL FIXED-INCOME FUNDS (Cost $663,940)		683,250
Short-Term Funds - 18.2%

Fidelity Institutional Money Market Portfolio Institutional Class	166,425	166,425
Fidelity Short-Term Bond Fund	19,562	167,057
TOTAL SHORT-TERM FUNDS (Cost $331,867)		333,482
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,757,501)		1,834,659
NET OTHER ASSETS (LIABILITIES) - 0.0%		(190)
NET ASSETS - 100%		$ 1,834,469
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $1,774,739. Net unrealized appreciation aggregated $59,920, of which $88,039 related to appreciated investment securities and $28,119 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2024 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2024 FundSM

1.858563.104

ARW24-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 44.6%
	Shares	Value
Domestic Equity Funds - 39.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,529	$ 101,015
Fidelity Blue Chip Growth Fund	1,892	94,292
Fidelity Disciplined Equity Fund	6,048	145,151
Fidelity Equity-Income Fund	3,228	145,605
Fidelity Series 100 Index Fund	8,081	79,844
Fidelity Series Broad Market Opportunities Fund	13,407	144,388
Fidelity Series Small Cap Opportunities Fund	1,256	14,409
TOTAL DOMESTIC EQUITY FUNDS		724,704
International Equity Funds - 5.1%
Fidelity Advisor International Discovery Fund Institutional Class	3,029	93,223
TOTAL EQUITY FUNDS (Cost $761,694)		817,927
Fixed-Income Funds - 37.2%

High Yield Fixed-Income Funds - 3.8%
Fidelity Capital & Income Fund	3,764	34,745
Fidelity Strategic Income Fund	3,137	34,982
TOTAL HIGH YIELD FIXED-INCOME FUNDS		69,727

	Shares	Value
Investment Grade Fixed-Income Funds - 33.4%
Fidelity Government Income Fund	11,404	$ 122,938
Fidelity Strategic Real Return Fund	12,821	121,931
Fidelity Total Bond Fund	33,302	368,654
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		613,523
TOTAL FIXED-INCOME FUNDS (Cost $663,940)		683,250
Short-Term Funds - 18.2%

Fidelity Institutional Money Market Portfolio Institutional Class	166,425	166,425
Fidelity Short-Term Bond Fund	19,562	167,057
TOTAL SHORT-TERM FUNDS (Cost $331,867)		333,482
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,757,501)		1,834,659
NET OTHER ASSETS (LIABILITIES) - 0.0%		(190)
NET ASSETS - 100%		$ 1,834,469
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $1,774,739. Net unrealized appreciation aggregated $59,920, of which $88,039 related to appreciated investment securities and $28,119 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2026 FundSM

April 30, 2012

1.858590.104

RW26-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.5%
	Shares	Value
Domestic Equity Funds - 41.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,820	$ 124,609
Fidelity Blue Chip Growth Fund	2,333	116,285
Fidelity Disciplined Equity Fund	7,464	179,143
Fidelity Equity-Income Fund	3,984	179,712
Fidelity Series 100 Index Fund	9,972	98,522
Fidelity Series Broad Market Opportunities Fund	16,549	178,228
Fidelity Series Small Cap Opportunities Fund	1,547	17,742
TOTAL DOMESTIC EQUITY FUNDS		894,241
International Equity Funds - 5.9%
Fidelity Advisor International Discovery Fund Institutional Class	4,113	126,594
TOTAL EQUITY FUNDS (Cost $985,494)		1,020,835
Fixed-Income Funds - 36.1%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund	4,929	45,491
Fidelity Strategic Income Fund	4,107	45,794
TOTAL HIGH YIELD FIXED-INCOME FUNDS		91,285

	Shares	Value
Investment Grade Fixed-Income Funds - 31.9%
Fidelity Government Income Fund	12,734	$ 137,270
Fidelity Strategic Real Return Fund	14,324	136,221
Fidelity Total Bond Fund	37,168	411,454
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		684,945
TOTAL FIXED-INCOME FUNDS (Cost $772,230)		776,230
Short-Term Funds - 16.4%

Fidelity Institutional Money Market Portfolio Institutional Class	176,012	176,012
Fidelity Short-Term Bond Fund	20,686	176,658
TOTAL SHORT-TERM FUNDS (Cost $352,359)		352,670
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,110,083)		2,149,735
NET OTHER ASSETS (LIABILITIES) - 0.0%		(232)
NET ASSETS - 100%		$ 2,149,503
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $2,134,126. Net unrealized appreciation aggregated $15,609, of which $56,659 related to appreciated investment securities and $41,050 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2026 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2026 FundSM

1.858565.104

ARW26-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.5%
	Shares	Value
Domestic Equity Funds - 41.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,820	$ 124,609
Fidelity Blue Chip Growth Fund	2,333	116,285
Fidelity Disciplined Equity Fund	7,464	179,143
Fidelity Equity-Income Fund	3,984	179,712
Fidelity Series 100 Index Fund	9,972	98,522
Fidelity Series Broad Market Opportunities Fund	16,549	178,228
Fidelity Series Small Cap Opportunities Fund	1,547	17,742
TOTAL DOMESTIC EQUITY FUNDS		894,241
International Equity Funds - 5.9%
Fidelity Advisor International Discovery Fund Institutional Class	4,113	126,594
TOTAL EQUITY FUNDS (Cost $985,494)		1,020,835
Fixed-Income Funds - 36.1%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund	4,929	45,491
Fidelity Strategic Income Fund	4,107	45,794
TOTAL HIGH YIELD FIXED-INCOME FUNDS		91,285

	Shares	Value
Investment Grade Fixed-Income Funds - 31.9%
Fidelity Government Income Fund	12,734	$ 137,270
Fidelity Strategic Real Return Fund	14,324	136,221
Fidelity Total Bond Fund	37,168	411,454
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		684,945
TOTAL FIXED-INCOME FUNDS (Cost $772,230)		776,230
Short-Term Funds - 16.4%

Fidelity Institutional Money Market Portfolio Institutional Class	176,012	176,012
Fidelity Short-Term Bond Fund	20,686	176,658
TOTAL SHORT-TERM FUNDS (Cost $352,359)		352,670
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,110,083)		2,149,735
NET OTHER ASSETS (LIABILITIES) - 0.0%		(232)
NET ASSETS - 100%		$ 2,149,503
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $2,134,126. Net unrealized appreciation aggregated $15,609, of which $56,659 related to appreciated investment securities and $41,050 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2028 FundSM

April 30, 2012

1.858592.104

RW28-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.8%
	Shares	Value
Domestic Equity Funds - 43.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	18,082	$ 330,351
Fidelity Blue Chip Growth Fund	6,189	308,542
Fidelity Disciplined Equity Fund	19,807	475,362
Fidelity Equity-Income Fund	10,570	476,792
Fidelity Series 100 Index Fund	26,457	261,391
Fidelity Series Broad Market Opportunities Fund	43,920	473,017
Fidelity Series Small Cap Opportunities Fund	4,102	47,046
TOTAL DOMESTIC EQUITY FUNDS		2,372,501
International Equity Funds - 6.7%
Fidelity Advisor International Discovery Fund Institutional Class	11,926	367,071
TOTAL EQUITY FUNDS (Cost $2,547,631)		2,739,572
Fixed-Income Funds - 35.1%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund	13,623	125,744
Fidelity Strategic Income Fund	11,351	126,560
TOTAL HIGH YIELD FIXED-INCOME FUNDS		252,304

	Shares	Value
Investment Grade Fixed-Income Funds - 30.5%
Fidelity Government Income Fund	31,226	$ 336,614
Fidelity Strategic Real Return Fund	35,125	334,037
Fidelity Total Bond Fund	91,090	1,008,367
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,679,018
TOTAL FIXED-INCOME FUNDS (Cost $1,854,835)		1,931,322
Short-Term Funds - 15.1%

Fidelity Institutional Money Market Portfolio Institutional Class	413,179	413,179
Fidelity Short-Term Bond Fund	48,554	414,655
TOTAL SHORT-TERM FUNDS (Cost $821,808)		827,834
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,224,274)	5,498,728
NET OTHER ASSETS (LIABILITIES) - 0.0%	(117)
NET ASSETS - 100%	$ 5,498,611
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $5,280,502. Net unrealized appreciation aggregated $218,226, of which $313,347 related to appreciated investment securities and $95,121 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2028 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2028 FundSM

1.858567.104

ARW28-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.8%
	Shares	Value
Domestic Equity Funds - 43.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	18,082	$ 330,351
Fidelity Blue Chip Growth Fund	6,189	308,542
Fidelity Disciplined Equity Fund	19,807	475,362
Fidelity Equity-Income Fund	10,570	476,792
Fidelity Series 100 Index Fund	26,457	261,391
Fidelity Series Broad Market Opportunities Fund	43,920	473,017
Fidelity Series Small Cap Opportunities Fund	4,102	47,046
TOTAL DOMESTIC EQUITY FUNDS		2,372,501
International Equity Funds - 6.7%
Fidelity Advisor International Discovery Fund Institutional Class	11,926	367,071
TOTAL EQUITY FUNDS (Cost $2,547,631)		2,739,572
Fixed-Income Funds - 35.1%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund	13,623	125,744
Fidelity Strategic Income Fund	11,351	126,560
TOTAL HIGH YIELD FIXED-INCOME FUNDS		252,304

	Shares	Value
Investment Grade Fixed-Income Funds - 30.5%
Fidelity Government Income Fund	31,226	$ 336,614
Fidelity Strategic Real Return Fund	35,125	334,037
Fidelity Total Bond Fund	91,090	1,008,367
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,679,018
TOTAL FIXED-INCOME FUNDS (Cost $1,854,835)		1,931,322
Short-Term Funds - 15.1%

Fidelity Institutional Money Market Portfolio Institutional Class	413,179	413,179
Fidelity Short-Term Bond Fund	48,554	414,655
TOTAL SHORT-TERM FUNDS (Cost $821,808)		827,834
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,224,274)	5,498,728
NET OTHER ASSETS (LIABILITIES) - 0.0%	(117)
NET ASSETS - 100%	$ 5,498,611
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $5,280,502. Net unrealized appreciation aggregated $218,226, of which $313,347 related to appreciated investment securities and $95,121 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2030 FundSM

April 30, 2012

1.858594.104

RW30-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.7%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	13,724	$ 250,733
Fidelity Blue Chip Growth Fund	4,700	234,314
Fidelity Disciplined Equity Fund	15,025	360,589
Fidelity Equity-Income Fund	8,019	361,742
Fidelity Series 100 Index Fund	20,067	198,266
Fidelity Series Broad Market Opportunities Fund	33,307	358,713
Fidelity Series Small Cap Opportunities Fund	3,103	35,587
TOTAL DOMESTIC EQUITY FUNDS		1,799,944
International Equity Funds - 7.5%
Fidelity Advisor International Discovery Fund Institutional Class	9,849	303,148
TOTAL EQUITY FUNDS (Cost $1,856,105)		2,103,092
Fixed-Income Funds - 34.7%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	10,714	98,887
Fidelity Strategic Income Fund	8,929	99,560
TOTAL HIGH YIELD FIXED-INCOME FUNDS		198,447

	Shares	Value
Investment Grade Fixed-Income Funds - 29.8%
Fidelity Government Income Fund	22,556	$ 243,159
Fidelity Strategic Real Return Fund	25,361	241,186
Fidelity Total Bond Fund	65,799	728,399
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,212,744
TOTAL FIXED-INCOME FUNDS (Cost $1,373,618)		1,411,191
Short-Term Funds - 13.6%

Fidelity Institutional Money Market Portfolio Institutional Class	276,956	276,956
Fidelity Short-Term Bond Fund	32,552	277,997
TOTAL SHORT-TERM FUNDS (Cost $551,629)		554,953
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,781,352)		4,069,236
NET OTHER ASSETS (LIABILITIES) - 0.0%		(291)
NET ASSETS - 100%		$ 4,068,945
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $3,806,484. Net unrealized appreciation aggregated $262,752, of which $291,743 related to appreciated investment securities and $28,991 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2030 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2030 FundSM

1.858570.104

ARW30-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.7%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	13,724	$ 250,733
Fidelity Blue Chip Growth Fund	4,700	234,314
Fidelity Disciplined Equity Fund	15,025	360,589
Fidelity Equity-Income Fund	8,019	361,742
Fidelity Series 100 Index Fund	20,067	198,266
Fidelity Series Broad Market Opportunities Fund	33,307	358,713
Fidelity Series Small Cap Opportunities Fund	3,103	35,587
TOTAL DOMESTIC EQUITY FUNDS		1,799,944
International Equity Funds - 7.5%
Fidelity Advisor International Discovery Fund Institutional Class	9,849	303,148
TOTAL EQUITY FUNDS (Cost $1,856,105)		2,103,092
Fixed-Income Funds - 34.7%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	10,714	98,887
Fidelity Strategic Income Fund	8,929	99,560
TOTAL HIGH YIELD FIXED-INCOME FUNDS		198,447

	Shares	Value
Investment Grade Fixed-Income Funds - 29.8%
Fidelity Government Income Fund	22,556	$ 243,159
Fidelity Strategic Real Return Fund	25,361	241,186
Fidelity Total Bond Fund	65,799	728,399
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,212,744
TOTAL FIXED-INCOME FUNDS (Cost $1,373,618)		1,411,191
Short-Term Funds - 13.6%

Fidelity Institutional Money Market Portfolio Institutional Class	276,956	276,956
Fidelity Short-Term Bond Fund	32,552	277,997
TOTAL SHORT-TERM FUNDS (Cost $551,629)		554,953
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,781,352)		4,069,236
NET OTHER ASSETS (LIABILITIES) - 0.0%		(291)
NET ASSETS - 100%		$ 4,068,945
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $3,806,484. Net unrealized appreciation aggregated $262,752, of which $291,743 related to appreciated investment securities and $28,991 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2032 FundSM

April 30, 2012

1.858596.104

RW32-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.4%
	Shares	Value
Domestic Equity Funds - 45.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,888	$ 198,921
Fidelity Blue Chip Growth Fund	3,716	185,259
Fidelity Disciplined Equity Fund	11,901	285,614
Fidelity Equity-Income Fund	6,353	286,584
Fidelity Series 100 Index Fund	15,898	157,073
Fidelity Series Broad Market Opportunities Fund	26,401	284,341
Fidelity Series Small Cap Opportunities Fund	2,466	28,282
TOTAL DOMESTIC EQUITY FUNDS		1,426,074
International Equity Funds - 8.2%
Fidelity Advisor International Discovery Fund Institutional Class	8,448	260,041
TOTAL EQUITY FUNDS (Cost $1,534,580)		1,686,115
Fixed-Income Funds - 33.7%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	8,750	80,761
Fidelity Strategic Income Fund	7,288	81,260
TOTAL HIGH YIELD FIXED-INCOME FUNDS		162,021

	Shares	Value
Investment Grade Fixed-Income Funds - 28.6%
Fidelity Government Income Fund	16,740	$ 180,457
Fidelity Strategic Real Return Fund	18,858	179,344
Fidelity Total Bond Fund	48,901	541,330
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		901,131
TOTAL FIXED-INCOME FUNDS (Cost $1,047,405)		1,063,152
Short-Term Funds - 12.9%

Fidelity Institutional Money Market Portfolio Institutional Class	202,666	202,666
Fidelity Short-Term Bond Fund	23,811	203,348
TOTAL SHORT-TERM FUNDS (Cost $405,053)		406,014
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,987,038)	3,155,281
NET OTHER ASSETS (LIABILITIES) - 0.0%	(71)
NET ASSETS - 100%	$ 3,155,210
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $2,988,499. Net unrealized appreciation aggregated $166,782, of which $173,474 related to appreciated investment securities and $6,692 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2032 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2032 FundSM

1.858572.104

ARW32-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.4%
	Shares	Value
Domestic Equity Funds - 45.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,888	$ 198,921
Fidelity Blue Chip Growth Fund	3,716	185,259
Fidelity Disciplined Equity Fund	11,901	285,614
Fidelity Equity-Income Fund	6,353	286,584
Fidelity Series 100 Index Fund	15,898	157,073
Fidelity Series Broad Market Opportunities Fund	26,401	284,341
Fidelity Series Small Cap Opportunities Fund	2,466	28,282
TOTAL DOMESTIC EQUITY FUNDS		1,426,074
International Equity Funds - 8.2%
Fidelity Advisor International Discovery Fund Institutional Class	8,448	260,041
TOTAL EQUITY FUNDS (Cost $1,534,580)		1,686,115
Fixed-Income Funds - 33.7%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	8,750	80,761
Fidelity Strategic Income Fund	7,288	81,260
TOTAL HIGH YIELD FIXED-INCOME FUNDS		162,021

	Shares	Value
Investment Grade Fixed-Income Funds - 28.6%
Fidelity Government Income Fund	16,740	$ 180,457
Fidelity Strategic Real Return Fund	18,858	179,344
Fidelity Total Bond Fund	48,901	541,330
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		901,131
TOTAL FIXED-INCOME FUNDS (Cost $1,047,405)		1,063,152
Short-Term Funds - 12.9%

Fidelity Institutional Money Market Portfolio Institutional Class	202,666	202,666
Fidelity Short-Term Bond Fund	23,811	203,348
TOTAL SHORT-TERM FUNDS (Cost $405,053)		406,014
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,987,038)	3,155,281
NET OTHER ASSETS (LIABILITIES) - 0.0%	(71)
NET ASSETS - 100%	$ 3,155,210
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $2,988,499. Net unrealized appreciation aggregated $166,782, of which $173,474 related to appreciated investment securities and $6,692 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2034 FundSM

April 30, 2012

1.858598.104

RW34-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.0%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,911	$ 144,537
Fidelity Blue Chip Growth Fund	2,708	134,970
Fidelity Disciplined Equity Fund	8,657	207,765
Fidelity Equity-Income Fund	4,620	208,426
Fidelity Series 100 Index Fund	11,568	114,296
Fidelity Series Broad Market Opportunities Fund	19,193	206,704
Fidelity Series Small Cap Opportunities Fund	1,800	20,645
TOTAL DOMESTIC EQUITY FUNDS		1,037,343
International Equity Funds - 9.0%
Fidelity Advisor International Discovery Fund Institutional Class	6,620	203,753
TOTAL EQUITY FUNDS (Cost $1,011,428)		1,241,096
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	6,560	60,546
Fidelity Strategic Income Fund	5,467	60,954
TOTAL HIGH YIELD FIXED-INCOME FUNDS		121,500

	Shares	Value
Investment Grade Fixed-Income Funds - 28.1%
Fidelity Government Income Fund	11,787	$ 127,063
Fidelity Strategic Real Return Fund	13,257	126,073
Fidelity Total Bond Fund	34,404	380,846
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		633,982
TOTAL FIXED-INCOME FUNDS (Cost $692,252)		755,482
Short-Term Funds - 11.5%

Fidelity Institutional Money Market Portfolio Institutional Class	129,976	129,976
Fidelity Short-Term Bond Fund	15,276	130,458
TOTAL SHORT-TERM FUNDS (Cost $256,586)		260,434
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,960,266)	2,257,012
NET OTHER ASSETS (LIABILITIES) - 0.0%	(27)
NET ASSETS - 100%	$ 2,256,985
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $1,992,851. Net unrealized appreciation aggregated $264,161, of which $272,549 related to appreciated investment securities and $8,388 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2034 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2034 FundSM

1.858574.104

ARW34-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.0%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,911	$ 144,537
Fidelity Blue Chip Growth Fund	2,708	134,970
Fidelity Disciplined Equity Fund	8,657	207,765
Fidelity Equity-Income Fund	4,620	208,426
Fidelity Series 100 Index Fund	11,568	114,296
Fidelity Series Broad Market Opportunities Fund	19,193	206,704
Fidelity Series Small Cap Opportunities Fund	1,800	20,645
TOTAL DOMESTIC EQUITY FUNDS		1,037,343
International Equity Funds - 9.0%
Fidelity Advisor International Discovery Fund Institutional Class	6,620	203,753
TOTAL EQUITY FUNDS (Cost $1,011,428)		1,241,096
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	6,560	60,546
Fidelity Strategic Income Fund	5,467	60,954
TOTAL HIGH YIELD FIXED-INCOME FUNDS		121,500

	Shares	Value
Investment Grade Fixed-Income Funds - 28.1%
Fidelity Government Income Fund	11,787	$ 127,063
Fidelity Strategic Real Return Fund	13,257	126,073
Fidelity Total Bond Fund	34,404	380,846
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		633,982
TOTAL FIXED-INCOME FUNDS (Cost $692,252)		755,482
Short-Term Funds - 11.5%

Fidelity Institutional Money Market Portfolio Institutional Class	129,976	129,976
Fidelity Short-Term Bond Fund	15,276	130,458
TOTAL SHORT-TERM FUNDS (Cost $256,586)		260,434
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,960,266)	2,257,012
NET OTHER ASSETS (LIABILITIES) - 0.0%	(27)
NET ASSETS - 100%	$ 2,256,985
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $1,992,851. Net unrealized appreciation aggregated $264,161, of which $272,549 related to appreciated investment securities and $8,388 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2036 FundSM

April 30, 2012

1.858600.104

RW36-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.6%
	Shares	Value
Domestic Equity Funds - 46.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,649	$ 212,831
Fidelity Blue Chip Growth Fund	3,980	198,424
Fidelity Disciplined Equity Fund	12,747	305,928
Fidelity Equity-Income Fund	6,803	306,891
Fidelity Series 100 Index Fund	17,022	168,178
Fidelity Series Broad Market Opportunities Fund	28,257	304,332
Fidelity Series Small Cap Opportunities Fund	2,630	30,169
TOTAL DOMESTIC EQUITY FUNDS		1,526,753
International Equity Funds - 9.8%
Fidelity Advisor International Discovery Fund Institutional Class	10,456	321,825
TOTAL EQUITY FUNDS (Cost $1,835,639)		1,848,578
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	9,916	91,527
Fidelity Strategic Income Fund	8,265	92,155
TOTAL HIGH YIELD FIXED-INCOME FUNDS		183,682

	Shares	Value
Investment Grade Fixed-Income Funds - 27.5%
Fidelity Government Income Fund	16,654	$ 179,527
Fidelity Strategic Real Return Fund	18,725	178,070
Fidelity Total Bond Fund	48,666	538,736
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		896,333
TOTAL FIXED-INCOME FUNDS (Cost $1,081,425)		1,080,015
Short-Term Funds - 10.3%

Fidelity Institutional Money Market Portfolio Institutional Class	167,156	167,156
Fidelity Short-Term Bond Fund	19,647	167,786
TOTAL SHORT-TERM FUNDS (Cost $334,827)		334,942
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,251,891)	3,263,535
NET OTHER ASSETS (LIABILITIES) - 0.0%	(208)
NET ASSETS - 100%	$ 3,263,327
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $3,262,348. Net unrealized appreciation aggregated $1,187, of which $87,544 related to appreciated investment securities and $86,357 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2036 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2036 FundSM

1.858576.104

ARW36-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.6%
	Shares	Value
Domestic Equity Funds - 46.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,649	$ 212,831
Fidelity Blue Chip Growth Fund	3,980	198,424
Fidelity Disciplined Equity Fund	12,747	305,928
Fidelity Equity-Income Fund	6,803	306,891
Fidelity Series 100 Index Fund	17,022	168,178
Fidelity Series Broad Market Opportunities Fund	28,257	304,332
Fidelity Series Small Cap Opportunities Fund	2,630	30,169
TOTAL DOMESTIC EQUITY FUNDS		1,526,753
International Equity Funds - 9.8%
Fidelity Advisor International Discovery Fund Institutional Class	10,456	321,825
TOTAL EQUITY FUNDS (Cost $1,835,639)		1,848,578
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	9,916	91,527
Fidelity Strategic Income Fund	8,265	92,155
TOTAL HIGH YIELD FIXED-INCOME FUNDS		183,682

	Shares	Value
Investment Grade Fixed-Income Funds - 27.5%
Fidelity Government Income Fund	16,654	$ 179,527
Fidelity Strategic Real Return Fund	18,725	178,070
Fidelity Total Bond Fund	48,666	538,736
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		896,333
TOTAL FIXED-INCOME FUNDS (Cost $1,081,425)		1,080,015
Short-Term Funds - 10.3%

Fidelity Institutional Money Market Portfolio Institutional Class	167,156	167,156
Fidelity Short-Term Bond Fund	19,647	167,786
TOTAL SHORT-TERM FUNDS (Cost $334,827)		334,942
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,251,891)	3,263,535
NET OTHER ASSETS (LIABILITIES) - 0.0%	(208)
NET ASSETS - 100%	$ 3,263,327
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $3,262,348. Net unrealized appreciation aggregated $1,187, of which $87,544 related to appreciated investment securities and $86,357 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2038 FundSM

April 30, 2012

1.867270.104

RW38-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.7%
	Shares	Value
Domestic Equity Funds - 47.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,364	$ 134,545
Fidelity Blue Chip Growth Fund	2,512	125,221
Fidelity Disciplined Equity Fund	8,046	193,107
Fidelity Equity-Income Fund	4,293	193,674
Fidelity Series 100 Index Fund	10,749	106,204
Fidelity Series Broad Market Opportunities Fund	17,862	192,375
Fidelity Series Small Cap Opportunities Fund	1,664	19,082
TOTAL DOMESTIC EQUITY FUNDS		964,208
International Equity Funds - 10.8%
Fidelity Advisor International Discovery Fund Institutional Class	7,068	217,553
TOTAL EQUITY FUNDS (Cost $1,002,777)		1,181,761
Fixed-Income Funds - 32.7%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	6,425	59,306
Fidelity Strategic Income Fund	5,346	59,603
TOTAL HIGH YIELD FIXED-INCOME FUNDS		118,909

	Shares	Value
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund	9,991	$ 107,705
Fidelity Strategic Real Return Fund	11,286	107,328
Fidelity Total Bond Fund	29,217	323,431
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		538,464
TOTAL FIXED-INCOME FUNDS (Cost $614,622)		657,373
Short-Term Funds - 8.6%

Fidelity Institutional Money Market Portfolio Institutional Class	85,956	85,956
Fidelity Short-Term Bond Fund	10,094	86,206
TOTAL SHORT-TERM FUNDS (Cost $170,154)		172,162
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,787,553)	2,011,296
NET OTHER ASSETS (LIABILITIES) - 0.0%	(75)
NET ASSETS - 100%	$ 2,011,221
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $1,795,839. Net unrealized appreciation aggregated $215,457, of which $216,335 related to appreciated investment securities and $878 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2038 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2038 FundSM

1.867281.104

ARW38-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.7%
	Shares	Value
Domestic Equity Funds - 47.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,364	$ 134,545
Fidelity Blue Chip Growth Fund	2,512	125,221
Fidelity Disciplined Equity Fund	8,046	193,107
Fidelity Equity-Income Fund	4,293	193,674
Fidelity Series 100 Index Fund	10,749	106,204
Fidelity Series Broad Market Opportunities Fund	17,862	192,375
Fidelity Series Small Cap Opportunities Fund	1,664	19,082
TOTAL DOMESTIC EQUITY FUNDS		964,208
International Equity Funds - 10.8%
Fidelity Advisor International Discovery Fund Institutional Class	7,068	217,553
TOTAL EQUITY FUNDS (Cost $1,002,777)		1,181,761
Fixed-Income Funds - 32.7%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	6,425	59,306
Fidelity Strategic Income Fund	5,346	59,603
TOTAL HIGH YIELD FIXED-INCOME FUNDS		118,909

	Shares	Value
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund	9,991	$ 107,705
Fidelity Strategic Real Return Fund	11,286	107,328
Fidelity Total Bond Fund	29,217	323,431
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		538,464
TOTAL FIXED-INCOME FUNDS (Cost $614,622)		657,373
Short-Term Funds - 8.6%

Fidelity Institutional Money Market Portfolio Institutional Class	85,956	85,956
Fidelity Short-Term Bond Fund	10,094	86,206
TOTAL SHORT-TERM FUNDS (Cost $170,154)		172,162
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,787,553)	2,011,296
NET OTHER ASSETS (LIABILITIES) - 0.0%	(75)
NET ASSETS - 100%	$ 2,011,221
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $1,795,839. Net unrealized appreciation aggregated $215,457, of which $216,335 related to appreciated investment securities and $878 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2040 FundSM

April 30, 2012

1.867274.104

RW40-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.9%
	Shares	Value
Domestic Equity Funds - 49.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,462	$ 172,871
Fidelity Blue Chip Growth Fund	3,227	160,860
Fidelity Disciplined Equity Fund	10,346	248,314
Fidelity Equity-Income Fund	5,529	249,434
Fidelity Series 100 Index Fund	13,813	136,471
Fidelity Series Broad Market Opportunities Fund	22,956	247,233
Fidelity Series Small Cap Opportunities Fund	2,144	24,595
TOTAL DOMESTIC EQUITY FUNDS		1,239,778
International Equity Funds - 11.8%
Fidelity Advisor International Discovery Fund Institutional Class	9,716	299,074
TOTAL EQUITY FUNDS (Cost $1,453,260)		1,538,852
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 6.3%
Fidelity Capital & Income Fund	8,575	79,150
Fidelity Strategic Income Fund	7,146	79,680
TOTAL HIGH YIELD FIXED-INCOME FUNDS		158,830

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	12,530	$ 135,071
Fidelity Strategic Real Return Fund	14,078	133,881
Fidelity Total Bond Fund	36,642	405,631
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		674,583
TOTAL FIXED-INCOME FUNDS (Cost $821,185)		833,413
Short-Term Funds - 6.1%

Fidelity Institutional Money Market Portfolio Institutional Class	77,587	77,587
Fidelity Short-Term Bond Fund	9,118	77,865
TOTAL SHORT-TERM FUNDS (Cost $155,144)		155,452
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,429,589)	2,527,717
NET OTHER ASSETS (LIABILITIES) - 0.0%	(107)
NET ASSETS - 100%	$ 2,527,610
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $2,446,210. Net unrealized appreciation aggregated $81,507, of which $101,404 related to appreciated investment securities and $19,897 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2040 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2040 FundSM

1.867286.104

ARW40-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.9%
	Shares	Value
Domestic Equity Funds - 49.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,462	$ 172,871
Fidelity Blue Chip Growth Fund	3,227	160,860
Fidelity Disciplined Equity Fund	10,346	248,314
Fidelity Equity-Income Fund	5,529	249,434
Fidelity Series 100 Index Fund	13,813	136,471
Fidelity Series Broad Market Opportunities Fund	22,956	247,233
Fidelity Series Small Cap Opportunities Fund	2,144	24,595
TOTAL DOMESTIC EQUITY FUNDS		1,239,778
International Equity Funds - 11.8%
Fidelity Advisor International Discovery Fund Institutional Class	9,716	299,074
TOTAL EQUITY FUNDS (Cost $1,453,260)		1,538,852
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 6.3%
Fidelity Capital & Income Fund	8,575	79,150
Fidelity Strategic Income Fund	7,146	79,680
TOTAL HIGH YIELD FIXED-INCOME FUNDS		158,830

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	12,530	$ 135,071
Fidelity Strategic Real Return Fund	14,078	133,881
Fidelity Total Bond Fund	36,642	405,631
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		674,583
TOTAL FIXED-INCOME FUNDS (Cost $821,185)		833,413
Short-Term Funds - 6.1%

Fidelity Institutional Money Market Portfolio Institutional Class	77,587	77,587
Fidelity Short-Term Bond Fund	9,118	77,865
TOTAL SHORT-TERM FUNDS (Cost $155,144)		155,452
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,429,589)	2,527,717
NET OTHER ASSETS (LIABILITIES) - 0.0%	(107)
NET ASSETS - 100%	$ 2,527,610
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $2,446,210. Net unrealized appreciation aggregated $81,507, of which $101,404 related to appreciated investment securities and $19,897 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2042 FundSM

April 30, 2012

1.867278.104

RW42-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.9%
	Shares	Value
Domestic Equity Funds - 50.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	26,090	$ 476,672
Fidelity Blue Chip Growth Fund	8,935	445,417
Fidelity Disciplined Equity Fund	28,579	685,908
Fidelity Equity-Income Fund	15,255	688,148
Fidelity Series 100 Index Fund	38,164	377,062
Fidelity Series Broad Market Opportunities Fund	63,354	682,326
Fidelity Series Small Cap Opportunities Fund	5,892	67,578
TOTAL DOMESTIC EQUITY FUNDS		3,423,111
International Equity Funds - 12.6%
Fidelity Advisor International Discovery Fund Institutional Class	27,869	857,805
TOTAL EQUITY FUNDS (Cost $3,760,528)		4,280,916
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 6.6%
Fidelity Capital & Income Fund	24,330	224,564
Fidelity Strategic Income Fund	20,279	226,112
TOTAL HIGH YIELD FIXED-INCOME FUNDS		450,676

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	33,452	$ 360,614
Fidelity Strategic Real Return Fund	37,613	357,699
Fidelity Total Bond Fund	97,700	1,081,538
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,799,851
TOTAL FIXED-INCOME FUNDS (Cost $2,137,750)		2,250,527
Short-Term Funds - 4.0%

Fidelity Institutional Money Market Portfolio Institutional Class	135,225	135,225
Fidelity Short-Term Bond Fund	15,894	135,731
TOTAL SHORT-TERM FUNDS (Cost $269,086)		270,956
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,167,364)	6,802,399
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100%	$ 6,802,401
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $6,234,806. Net unrealized appreciation aggregated $567,593, of which $631,585 related to appreciated investment securities and $63,992 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2042 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2042 FundSM

1.867291.104

ARW42-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.9%
	Shares	Value
Domestic Equity Funds - 50.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	26,090	$ 476,672
Fidelity Blue Chip Growth Fund	8,935	445,417
Fidelity Disciplined Equity Fund	28,579	685,908
Fidelity Equity-Income Fund	15,255	688,148
Fidelity Series 100 Index Fund	38,164	377,062
Fidelity Series Broad Market Opportunities Fund	63,354	682,326
Fidelity Series Small Cap Opportunities Fund	5,892	67,578
TOTAL DOMESTIC EQUITY FUNDS		3,423,111
International Equity Funds - 12.6%
Fidelity Advisor International Discovery Fund Institutional Class	27,869	857,805
TOTAL EQUITY FUNDS (Cost $3,760,528)		4,280,916
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 6.6%
Fidelity Capital & Income Fund	24,330	224,564
Fidelity Strategic Income Fund	20,279	226,112
TOTAL HIGH YIELD FIXED-INCOME FUNDS		450,676

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	33,452	$ 360,614
Fidelity Strategic Real Return Fund	37,613	357,699
Fidelity Total Bond Fund	97,700	1,081,538
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,799,851
TOTAL FIXED-INCOME FUNDS (Cost $2,137,750)		2,250,527
Short-Term Funds - 4.0%

Fidelity Institutional Money Market Portfolio Institutional Class	135,225	135,225
Fidelity Short-Term Bond Fund	15,894	135,731
TOTAL SHORT-TERM FUNDS (Cost $269,086)		270,956
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,167,364)	6,802,399
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100%	$ 6,802,401
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $6,234,806. Net unrealized appreciation aggregated $567,593, of which $631,585 related to appreciated investment securities and $63,992 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Bond Fund

April 30, 2012

1.800362.108

ULB-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.4%
Johnson Controls, Inc. 0.9406% 2/4/14 (e)	$ 1,200,000	$ 1,201,873
Automobiles - 1.8%
Daimler Finance North America LLC:
1.2492% 4/10/14 (c)(e)	1,250,000	1,249,749
1.6736% 9/13/13 (c)(e)	1,800,000	1,812,366
Volkswagen International Finance NV 1.0782% 4/1/14 (c)(e)	2,500,000	2,492,785
		5,554,900
Media - 0.8%
AOL Time Warner, Inc. 6.875% 5/1/12	1,000,000	1,000,000
Time Warner Cable, Inc. 5.4% 7/2/12	1,500,000	1,511,348
		2,511,348
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp. 1.2426% 8/23/13 (e)	401,000	401,065
TOTAL CONSUMER DISCRETIONARY		9,669,186
CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 1.0159% 1/27/14 (e)	512,000	515,107
Food Products - 1.1%
General Mills, Inc. 0.8476% 5/16/14 (e)	1,575,000	1,576,859
Kraft Foods, Inc. 1.3442% 7/10/13 (e)	2,000,000	2,010,208
		3,587,067
TOTAL CONSUMER STAPLES		4,102,174
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Total Capital Canada Ltd. 0.8462% 1/17/14 (e)	1,000,000	1,001,731
FINANCIALS - 34.6%
Capital Markets - 5.1%
BlackRock, Inc. 0.7916% 5/24/13 (e)	500,000	501,523
Goldman Sachs Group, Inc. 1.527% 2/7/14 (e)	2,000,000	1,959,196
HSBC Bank PLC 1.2662% 1/17/14 (c)(e)	3,000,000	3,010,809
JPMorgan Chase & Co. 1.2657% 1/24/14 (e)	5,000,000	5,025,080
State Street Corp. 0.8246% 3/7/14 (e)	2,000,000	2,003,366
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
The Bank of New York Mellon Corp. 0.7359% 7/28/14 (e)	$ 2,000,000	$ 2,000,760
UBS AG Stamford Branch 1.4659% 1/28/14 (e)	1,500,000	1,488,810
		15,989,544
Commercial Banks - 16.5%
ANZ Banking Group Ltd. 1.2092% 1/10/14 (c)(e)	1,000,000	1,000,017
Bank of Montreal 0.9359% 4/29/14 (e)	2,000,000	2,003,026
Bank of Nova Scotia 1.5092% 1/12/15 (e)	1,000,000	1,014,554
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.1516% 2/24/14 (c)(e)	500,000	501,118
Barclays Bank PLC:
1.5087% 1/13/14 (e)	2,000,000	2,000,706
2.5% 1/23/13	1,121,000	1,131,460
BB&T Corp. 1.1659% 4/28/14 (e)	2,000,000	2,002,234
BNP Paribas:
0.8692% 4/8/13 (e)	1,000,000	990,115
1.3692% 1/10/14 (e)	1,000,000	977,517
Commonwealth Bank of Australia 1.2037% 3/17/14 (c)(e)	2,000,000	2,001,569
Credit Suisse New York Branch:
1.4267% 1/14/14 (e)	2,500,000	2,496,245
5% 5/15/13	500,000	518,956
Danske Bank A/S 1.5167% 4/14/14 (c)(e)	500,000	486,152
Deutsche Bank 1.1157% 1/18/13 (e)	2,000,000	2,001,724
Fifth Third Bank 0.6051% 5/17/13 (e)	2,500,000	2,480,230
ING Bank NV:
1.5237% 3/15/13 (c)(e)	500,000	500,769
1.8746% 6/9/14 (c)(e)	2,000,000	1,979,544
KeyCorp. 6.5% 5/14/13	1,000,000	1,055,701
Manufacturers & Traders Trust Co. 1.9682% 4/1/13 (e)	930,000	930,863
National Australia Bank Ltd.:
0.9492% 1/8/13 (c)(e)	1,000,000	1,001,172
5.35% 6/12/13 (c)	269,000	282,132
PNC Funding Corp. 0.6659% 1/31/14 (e)	2,000,000	1,985,438
Rabobank (Netherlands) NV 0.8167% 4/14/14 (e)	3,000,000	2,977,230
Rabobank Nederland NV 2.65% 8/17/12 (c)	500,000	502,823
Royal Bank of Canada 0.7662% 4/17/14 (e)	3,000,000	3,003,159
Sumitomo Mitsui Banking Corp. 1.4157% 7/22/14 (c)(e)	2,320,000	2,333,635
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	2,500,000	2,520,030
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
The Toronto Dominion Bank:
0.7667% 7/14/14 (e)	$ 2,000,000	$ 2,004,384
0.9969% 11/1/13 (e)	500,000	502,681
U.S. Bank NA:
0.6859% 10/26/12 (e)	2,000,000	2,002,494
0.7467% 10/14/14 (e)	510,000	506,458
Union Bank NA 1.4258% 6/6/14 (e)	2,000,000	1,993,036
Wachovia Bank NA 0.9171% 11/3/14 (e)	1,500,000	1,472,483
Wells Fargo & Co. 4.375% 1/31/13	2,000,000	2,056,272
Westpac Banking Corp. 1.1997% 3/31/14 (c)(e)	1,000,000	1,001,814
		52,217,741
Consumer Finance - 5.6%
American Express Credit Corp. 1.3237% 6/24/14 (e)	1,700,000	1,697,691
American Honda Finance Corp. 0.897% 11/7/12 (c)(e)	2,000,000	2,002,666
Capital One Financial Corp. 1.6167% 7/15/14 (e)	3,800,000	3,773,776
Caterpillar Financial Services Corp. 0.87% 2/9/15 (e)	2,000,000	2,011,532
General Electric Capital Corp.:
1.1659% 4/24/14 (e)	500,000	500,884
1.3192% 1/7/14 (e)	5,000,000	5,031,795
HSBC Finance Corp. 0.8237% 9/14/12 (e)	794,000	793,999
Toyota Motor Credit Corp. 0.8662% 1/17/14 (e)	2,000,000	2,009,562
		17,821,905
Diversified Financial Services - 3.9%
Bank of America Corp.:
2.0192% 7/11/14 (e)	2,000,000	1,951,552
4.9% 5/1/13	500,000	513,755
BP Capital Markets PLC 1.0736% 3/11/14 (e)	2,000,000	2,015,152
Citigroup, Inc.:
1.9187% 1/13/14 (e)	2,341,000	2,318,945
2.51% 8/13/13 (e)	1,500,000	1,507,943
MassMutual Global Funding II:
0.6358% 12/6/13 (c)(e)	500,000	498,825
0.8467% 1/14/14 (c)(e)	942,000	941,815
MetLife Institutional Funding II 1.3682% 4/4/14 (c)(e)	2,500,000	2,508,773
		12,256,760
Insurance - 3.5%
Berkshire Hathaway Finance Corp. 0.7992% 1/10/14 (e)	2,000,000	2,007,086
Metropolitan Life Global Funding I 2.5% 1/11/13 (c)	1,000,000	1,012,240
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Monumental Global Funding III 0.6667% 1/15/14 (c)(e)	$ 2,000,000	$ 1,965,318
New York Life Global Funding 0.7282% 4/4/14 (c)(e)	2,000,000	1,997,548
Principal Life Income Funding Trusts 2.5675% 11/8/13 (e)	1,425,000	1,412,166
Prudential Financial, Inc.:
3.625% 9/17/12	1,500,000	1,515,513
5.15% 1/15/13	1,000,000	1,030,406
		10,940,277
TOTAL FINANCIALS		109,226,227
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Teva Pharmaceutical Finance Co. BV 1.4233% 11/8/13 (e)	1,250,000	1,261,651
Teva Pharmaceutical Finance III BV 0.9737% 3/21/14 (e)	1,000,000	999,046
		2,260,697
INFORMATION TECHNOLOGY - 1.5%
Computers & Peripherals - 0.6%
Hewlett-Packard Co. 0.7716% 5/24/13 (e)	2,000,000	1,994,624
IT Services - 0.2%
The Western Union Co. 1.0546% 3/7/13 (e)	530,000	532,780
Office Electronics - 0.7%
Xerox Corp.:
1.3176% 5/16/14 (e)	1,195,000	1,188,920
5.5% 5/15/12	1,000,000	1,001,514
		2,190,434
TOTAL INFORMATION TECHNOLOGY		4,717,838
MATERIALS - 0.5%
Metals & Mining - 0.5%
BHP Billiton Financial (USA) Ltd. 0.7616% 2/18/14 (e)	1,500,000	1,504,574
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc. 4.95% 1/15/13	2,000,000	2,061,568
British Telecommunications PLC 5.15% 1/15/13	1,180,000	1,214,570
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp. 3.7237% 6/15/13 (e)	$ 1,000,000	$ 1,013,750
Telefonica Emisiones SAU 2.582% 4/26/13	750,000	747,113
Verizon Communications, Inc. 1.0827% 3/28/14 (e)	3,000,000	3,029,934
		8,066,935
UTILITIES - 2.2%
Electric Utilities - 0.5%
Alabama Power Co. 4.85% 12/15/12	500,000	513,378
EDP Finance BV 5.375% 11/2/12 (c)	300,000	300,750
Northeast Utilities 1.2242% 9/20/13 (e)	810,000	812,449
		1,626,577
Multi-Utilities - 1.7%
Dominion Resources, Inc.:
5% 3/15/13	1,000,000	1,036,787
6.25% 6/30/12	957,000	965,643
DTE Energy Co. 1.1797% 6/3/13 (e)	607,000	609,537
Sempra Energy 1.2337% 3/15/14 (e)	2,695,000	2,697,409
		5,309,376
TOTAL UTILITIES		6,935,953
TOTAL NONCONVERTIBLE BONDS (Cost $147,453,484)		147,485,315
U.S. Government Agency Obligations - 14.8%

Fannie Mae 0.75% 2/26/13 (d) (Cost $46,704,326)	46,500,000	46,694,267
U.S. Government Agency - Mortgage Securities - 1.9%

Fannie Mae - 1.9%
2.375% 11/1/34 (e)	482,731	514,576
2.378% 6/1/35 (e)	423,750	452,542
2.409% 6/1/35 (e)	1,007,812	1,067,057
2.427% 12/1/34 (e)	525,369	556,042
2.432% 7/1/35 (e)	781,070	825,962
2.492% 10/1/35 (e)	1,063,049	1,130,034
2.497% 11/1/34 (e)	533,401	565,351
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.544% 2/1/34 (e)	$ 295,722	$ 309,710
2.604% 7/1/34 (e)	482,301	515,459
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,714,609)		5,936,733
Asset-Backed Securities - 15.7%

Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (c)	1,000,000	1,014,142
Series 2011-1 Class A2, 0.81% 10/15/13	252,218	252,309
Series 2011-5 Class A2, 0.8% 6/16/14	1,000,000	1,000,826
Series 2012-1 Class A2, 0.71% 9/15/14	1,000,000	1,001,572
Series 2012-2 Class A2, 0.56% 10/15/14	390,000	390,004
Ally Master Owner Trust:
Series 2010-1 Class A, 1.9903% 1/15/15 (c)(e)	700,000	707,314
Series 2011-1 Class A1, 1.1103% 1/15/16 (e)	500,000	503,710
Series 2011-5 Class A1, 0.8903% 6/15/15 (e)	510,000	510,874
Series 2012-2 Class A, 0.7413% 3/15/16 (e)	1,000,000	1,000,009
AmeriCredit Automobile Receivables Trust:
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	111,787	111,819
Series 2011-1 Class A2, 0.84% 6/9/14	388,774	388,922
Series 2011-2 Class A2, 0.9% 9/8/14	591,753	591,670
Series 2011-4 Class A/S, 0.92% 3/9/15	486,293	486,878
Series 2011-5 Class A2, 1.19% 8/8/15	120,000	120,396
Series 2012-1 Class A2, 0.91% 10/8/15	1,000,000	999,616
Americredit Automobile Receivables Trust Series 2012-2 Class A2, 0.76% 10/8/15	1,000,000	1,000,149
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (c)	500,000	509,563
Bank of America Automobile Trust Series 2012-1 Class A2, 0.59% 11/17/14	2,000,000	1,999,901
Bank of America Credit Card Master Trust Series 2008-B1 Class B1, 1.7402% 6/15/15 (e)	1,000,000	1,007,925
Bank One Issuance Trust Series 2003-A8, 0.4903% 5/16/16 (e)	500,000	501,921
BMW Vehicle Lease Trust:
Series 2012-1 Class A2, 0.59% 6/20/14	750,000	749,966
Series 2010-1 Class A4, 0.96% 1/15/14	650,000	650,604
Series 2011-1 Class A2, 0.64% 4/22/13	623,619	623,692
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust Series 2008-A Class B, 6.89% 1/15/15 (c)	$ 329,000	$ 342,833
Carmax Auto Owner Trust Series 2011-1 Class A2, 0.72% 11/15/13	354,040	354,155
Chase Issuance Trust:
Series 2005-A6 Class A6, 0.3103% 7/15/14 (e)	1,730,000	1,730,260
Series 2007-A17 Class A, 5.12% 10/15/14	1,080,000	1,103,535
Series 2011-A1 Class A1, 0.4303% 3/16/15 (e)	640,000	640,793
Series 2011-A2 Class A2, 0.3303% 5/15/15 (e)	990,000	990,418
Series 2011-A3 Class A3, 0.3603% 12/15/15 (e)	2,000,000	2,000,001
CIT Equipment Collateral Series 2012-VT1 Class A2, 0.85% 5/20/14 (c)	750,000	750,006
Citibank Credit Card Issuance Trust:
Series 2009-A2 Class A2, 1.7903% 5/15/14 (e)	1,500,000	1,500,920
Series 2009-A5 Class A5, 2.25% 12/23/14	340,000	343,873
Citibank Omni Master Trust Series 2009-A8 Class A8, 2.3403% 5/16/16 (c)(e)	1,000,000	1,000,802
Discover Card Master Trust:
Series 2011-A2 Class A2, 0.4503% 11/16/15 (e)	1,000,000	1,001,687
Series 2012-A2 Class A2, 0.3913% 10/17/16 (e)	1,000,000	1,000,002
Fannie Mae Series 2004-T5:
Class AB1, 0.6944% 5/28/35 (e)	80,751	59,386
Class AB3, 0.6451% 5/28/35 (e)	32,052	20,652
Ford Credit Auto Lease Trust Series 2011-A Class A2, 0.74% 9/15/13	838,793	838,995
Ford Credit Auto Owner Trust:
Series 2009-D Class A4, 2.98% 8/15/14	130,000	132,260
Series 2011-B Class A2, 0.68% 1/15/14	666,024	667,110
Series 2012-B Class A2, 0.72% 1/15/15	1,000,000	999,712
Ford Credit Automobile Lease Trust Series 2012-A Class A2, 0.63% 4/15/14	2,000,000	2,000,205
Ford Credit Automobile Owner Trust Series 2012-A Class A2, 0.62% 9/15/14	670,000	669,975
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8903% 12/15/14 (c)(e)	490,000	494,710
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	242,099
Series 2012-1 Class A, 0.7103% 1/15/16 (e)	3,000,000	3,008,769
Fremont Home Loan Trust Series 2005-A Class M4, 1.2588% 1/25/35 (e)	125,000	19,676
GE Equipment Transportation LLC Series 2012-1 Class A2, 0.74% 9/22/14	310,000	310,183
Home Equity Asset Trust Series 2003-5 Class A2, 0.9388% 12/25/33 (e)	10,566	8,387
Asset-Backed Securities - continued
	Principal Amount	Value
Honda Auto Receivables Owner Trust Series 2011-3 Class A2, 0.67% 4/21/14	$ 300,000	$ 300,309
Honda Auto Receivables Owner Trust Series 2009-3 Class A4, 3.3% 9/15/15	100,000	101,202
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 0.69% 11/15/13 (c)	1,000,000	1,000,291
John Deere Owner Trust Series 2011-A Class A2, 0.64% 6/16/14	1,136,752	1,137,321
John Deere Owner Trust 2012 Series 2012-A Class A2, 0.59% 6/16/14	500,000	499,953
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A2, 0.79% 4/15/13 (c)	253,948	253,992
Series 2011-B Class A2, 0.9% 1/15/14 (c)	1,000,000	1,001,342
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7088% 8/25/35 (e)	20,366	15,937
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5788% 8/25/34 (e)	65,756	49,419
Nissan Auto Lease Trust:
Series 2010-B Class A2, 0.9% 5/15/13	152,454	152,505
Series 2011-A Class A2, 0.7% 1/15/14	853,681	853,853
Series 2011-B Class A2, 0.4203% 2/17/14 (e)	1,000,000	999,731
Nissan Auto Receivables Owner Trust Series 2011-A Class A2, 0.65% 12/16/13	668,602	669,824
Ocala Funding LLC Series 2006-1A Class A, 1.6398% 3/20/11 (b)(c)(e)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6888% 9/25/34 (e)	435,000	93,816
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0388% 4/25/33 (e)	1,451	1,179
Santander Drive Auto Receivables Trust:
Series 2010-3 Class A2, 0.93% 6/17/13	63,726	63,735
Series 2011-1, Class A2, 0.94% 2/18/14	198,391	198,356
Series 2011-4 Class A2, 1.37% 3/16/15	270,000	271,111
Series 2012-1 Class A2, 1.25% 4/15/15	750,000	752,260
Series 2012-2 Class A2, 0.91% 5/15/15	500,000	500,032
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0988% 9/25/34 (e)	21,802	16,151
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	248,598	249,114
Volkswagen Auto Lease Trust:
Series 2010-A Class A4, 1.18% 10/20/15	120,000	120,645
Series 2011-A Class A2, 1% 2/20/14	180,000	180,487
Volkswagen Auto Loan Enhanced Trust:
Series 2011-1 Class A3, 1.22% 6/22/15	140,000	141,106
Asset-Backed Securities - continued
	Principal Amount	Value
Volkswagen Auto Loan Enhanced Trust: - continued
Series 2012-1 Series A2, 0.61% 10/20/14	$ 1,000,000	$ 1,000,745
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.3898% 3/20/14 (e)	392,617	393,120
TOTAL ASSET-BACKED SECURITIES (Cost $50,810,568)		49,372,722
Collateralized Mortgage Obligations - 10.3%

Private Sponsor - 2.4%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6451% 5/17/60 (c)(e)	1,740,000	1,744,887
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6931% 11/19/47 (c)(e)	363,251	363,465
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.5731% 11/20/56 (c)(e)	569,982	569,839
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3798% 12/20/54 (c)(e)	336,737	323,301
Granite Mortgages Series 2003-2 Class 1A3, 0.9657% 7/20/43 (e)	129,084	125,289
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.8657% 1/20/44 (e)	51,972	50,314
Series 2004-1 Class 2A1, 0.7937% 3/20/44 (e)	278,101	268,117
Series 2004-3 Class 2A1, 0.7537% 9/20/44 (e)	347,403	334,966
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5688% 12/25/34 (e)	222,965	186,114
Holmes Master Issuer PLC floater:
Series 2007-2A Class 4A, 0.5667% 7/15/20 (e)	1,000,000	998,908
Series 2012-1A Class A1, 0.4403% 1/15/13 (c)(e)	1,000,000	1,000,639
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	240,904	241,394
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4413% 9/25/36 (e)	1,000,000	784,882
World Omni Auto Receivables Trust sequential payer Series 2011-A Class A2, 0.64% 11/15/13	453,129	453,168
TOTAL PRIVATE SPONSOR		7,445,283
U.S. Government Agency - 7.9%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7388% 9/25/23 (e)	59,223	59,408
Series 2010-86 Class FE, 0.6888% 8/25/25 (e)	450,913	452,856
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
floater planned amortization Series 2005-90 Class FC, 0.4888% 10/25/35 (e)	$ 215,467	$ 215,057
planned amortization Series 2003-92 Class PD, 4.5% 3/25/17	1,203,823	1,215,274
sequential payer:
Series 2003-129 Class GF, 0.6388% 4/25/30 (e)	205,114	205,137
Series 2005-47 Class HA, 4.5% 7/25/19	808,109	828,627
Series 2011-16 Class FB, 0.3888% 3/25/31 (e)	2,374,451	2,371,482
Series 2011-23 Class AB, 2.75% 6/25/20	191,061	198,231
Freddie Mac:
floater:
Series 2711 Class FC, 1.1402% 2/15/33 (e)	480,000	488,260
Series 3346 Class FA, 0.4703% 2/15/19 (e)	5,202,662	5,209,861
floater planned amortization:
Series 3102 Class FD, 0.5403% 1/15/36 (e)	605,059	605,668
Series 3117 Class JF, 0.5403% 2/15/36 (e)	237,467	237,547
floater sequential payer:
Series 2755 Class FI, 0.6403% 10/15/31 (e)	1,681,020	1,681,594
Series 3387 Class DF, 0.4203% 10/15/17 (e)	754,039	754,035
planned amortization Series 2836 Class PX, 4% 5/15/18	1,662,814	1,707,333
planned amortization class Series 3792 Class DF, 0.6403% 11/15/40 (e)	889,123	890,803
sequential payer:
Series 2582 Class CG, 4% 11/15/17	610,345	623,953
Series 2924 Class DA, 4.5% 2/15/19	651,707	667,372
Series 3540 Class CD, 2% 6/15/14	318,923	319,600
Series 3560 Class LA, 2% 8/15/14	676,903	680,028
Series 3573 Class LC, 1.85% 8/15/14	869,720	875,368
Series 3659 Class EJ 3% 6/15/18	861,555	889,286
Series 3696 Class AE, 1.2% 7/15/15	421,272	421,538
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater planned amortization Series 2004-80 Class FM, 0.5398% 7/20/34 (e)	3,021,429	3,023,961
floater sequential payer Series 2010-120 Class FB 0.5398% 9/20/35 (e)	441,508	441,810
TOTAL U.S. GOVERNMENT AGENCY		25,064,089
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,798,410)		32,509,372
Commercial Mortgage Securities - 2.4%
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	$ 285,915	$ 285,596
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class G, 0.7703% 3/15/22 (c)(e)	100,000	94,007
Class H, 1.0203% 3/15/22 (c)(e)	110,000	101,758
COMM pass-thru certificates floater Series 2006-CN2A Class A2FL, 0.4613% 2/5/19 (c)(e)	800,000	755,714
Commercial Mortgage pass-thru certificates Series 2011-STRT Class A, 2.555% 12/10/24 (c)	220,000	221,014
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.7135% 6/15/39 (e)	102,628	102,570
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	229,832	238,088
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.4535% 5/10/40 (e)	120,000	125,640
Greenwich Capital Commercial Funding Corp. sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (e)	362,756	362,633
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class A1, 1.1031% 3/6/20 (c)(e)	443,629	441,265
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	77,507	77,484
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	161,542	162,335
Series 2011-GC5 Class A1, 1.468% 8/10/44 (e)	206,931	208,665
Series 2012-GC6 Class A1, 1.282% 1/10/45	96,695	96,939
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	290,000	290,276
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(e)	1,500,000	1,496,250
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	210,000	213,890
Series 2003-CB7 Class A4, 4.879% 1/12/38 (e)	103,181	107,684
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	206,143	207,450
Series 2007-LD11 Class A2, 5.8012% 6/15/49 (e)	215,253	216,097
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A4, 4.166% 5/15/32	$ 80,000	$ 82,036
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.441% 7/15/19 (c)(e)	247,826	143,739
Series 2007-XLFA:
Class A2, 0.341% 10/15/20 (c)(e)	462,255	435,914
Class B, 0.371% 10/15/20 (c)(e)	440,000	404,800
sequential payer Series 2003-IQ4 Class A2, 4.07% 5/15/40	80,978	82,689
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	107,894	111,896
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A1, 0.3318% 9/15/21 (c)(e)	360,024	348,323
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,888,236)		7,414,752
Municipal Securities - 0.7%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.7%, tender 8/1/12 (e)(f)	1,500,000	1,500,000
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.6%, tender 6/1/12 (e)(f)	100,000	99,999
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2007 B, 1.9%, tender 6/1/12 (e)	500,000	500,485
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.45%, tender 6/1/12 (e)	200,000	200,000
TOTAL MUNICIPAL SECURITIES (Cost $2,300,000)		2,300,484
Foreign Government and Government Agency Obligations - 0.6%

Ontario Province 0.9431% 5/22/12 (e) (Cost $2,000,667)	2,000,000	2,000,398
Bank Notes - 0.6%

National City Bank, Cleveland 0.5875% 3/1/13 (e) (Cost $1,989,040)	2,000,000	2,000,622
Certificates of Deposit - 1.4%
	Principal Amount	Value
Bank of Nova Scotia yankee:
0.8857% 10/18/13 (e)	$ 2,000,000	$ 2,006,160
1.0133% 2/10/14 (e)	1,000,000	1,000,010
Nordea Bank Finland PLC yankee 1.007% 2/7/13 (e)	1,000,000	1,001,120
Westpac Banking Corp. yankee 1.2192% 7/10/13 (e)	500,000	500,088
TOTAL CERTIFICATES OF DEPOSIT (Cost $4,499,668)		4,507,378
Commercial Paper - 0.5%

Vodafone Group PLC yankee:
1% 6/11/12	500,000	499,774
1.25% 3/12/13	1,000,000	990,933
TOTAL COMMERCIAL PAPER (Cost $1,488,445)		1,490,707
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $17,858,922)	17,858,922	17,858,922
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $321,506,375)		319,571,672
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(4,296,524)
NET ASSETS - 100%		$ 315,275,148
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
15 Eurodollar 90 Day Index Contracts	June 2012	$ 14,982,188	$ 3,949
30 Eurodollar 90 Day Index Contracts	Sept. 2012	29,962,500	8,474
TOTAL EURODOLLAR CONTRACTS		$ 44,944,688	$ 12,423

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,424,329 or 15.7% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $20,084.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,443
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 147,485,315	$ -	$ 147,485,315	$ -
U.S. Government and Government Agency Obligations	46,694,267	-	46,694,267	-
U.S. Government Agency - Mortgage Securities	5,936,733	-	5,936,733	-
Asset-Backed Securities	49,372,722	-	49,372,722	-
Collateralized Mortgage Obligations	32,509,372	-	32,509,372	-
Commercial Mortgage Securities	7,414,752	-	7,271,013	143,739
Municipal Securities	2,300,484	-	2,300,484	-
Foreign Government and Government Agency Obligations	2,000,398	-	2,000,398	-
Bank Notes	2,000,622	-	2,000,622	-
Certificates of Deposit	4,507,378	-	4,507,378	-
Commercial Paper	1,490,707	-	1,490,707	-
Money Market Funds	17,858,922	17,858,922	-	-
Total Investments in Securities:	$ 319,571,672	$ 17,858,922	$ 301,569,011	$ 143,739
Derivative Instruments:
Assets
Futures Contracts	$ 12,423	$ 12,423	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 806,221
Total Realized Gain (Loss)	(313,276)
Total Unrealized Gain (Loss)	305,444
Cost of Purchases	-
Proceeds of Sales	(11,759)
Amortization/Accretion	(1,845)
Transfers in to Level 3	-
Transfers out of Level 3	(641,046)
Ending Balance	$ 143,739
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (3,977)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $321,453,931. Net unrealized depreciation aggregated $1,882,259, of which $743,064 related to appreciated investment securities and $2,625,323 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Ultra-Short Bond Fund
Class A
Class T
Institutional Class

April 30, 2012

Class A, Class T, and Institutional Class are classes of
Fidelity® Ultra-Short Bond Fund

1.816726.107

AUSB-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.4%
Johnson Controls, Inc. 0.9406% 2/4/14 (e)	$ 1,200,000	$ 1,201,873
Automobiles - 1.8%
Daimler Finance North America LLC:
1.2492% 4/10/14 (c)(e)	1,250,000	1,249,749
1.6736% 9/13/13 (c)(e)	1,800,000	1,812,366
Volkswagen International Finance NV 1.0782% 4/1/14 (c)(e)	2,500,000	2,492,785
		5,554,900
Media - 0.8%
AOL Time Warner, Inc. 6.875% 5/1/12	1,000,000	1,000,000
Time Warner Cable, Inc. 5.4% 7/2/12	1,500,000	1,511,348
		2,511,348
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp. 1.2426% 8/23/13 (e)	401,000	401,065
TOTAL CONSUMER DISCRETIONARY		9,669,186
CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 1.0159% 1/27/14 (e)	512,000	515,107
Food Products - 1.1%
General Mills, Inc. 0.8476% 5/16/14 (e)	1,575,000	1,576,859
Kraft Foods, Inc. 1.3442% 7/10/13 (e)	2,000,000	2,010,208
		3,587,067
TOTAL CONSUMER STAPLES		4,102,174
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Total Capital Canada Ltd. 0.8462% 1/17/14 (e)	1,000,000	1,001,731
FINANCIALS - 34.6%
Capital Markets - 5.1%
BlackRock, Inc. 0.7916% 5/24/13 (e)	500,000	501,523
Goldman Sachs Group, Inc. 1.527% 2/7/14 (e)	2,000,000	1,959,196
HSBC Bank PLC 1.2662% 1/17/14 (c)(e)	3,000,000	3,010,809
JPMorgan Chase & Co. 1.2657% 1/24/14 (e)	5,000,000	5,025,080
State Street Corp. 0.8246% 3/7/14 (e)	2,000,000	2,003,366
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
The Bank of New York Mellon Corp. 0.7359% 7/28/14 (e)	$ 2,000,000	$ 2,000,760
UBS AG Stamford Branch 1.4659% 1/28/14 (e)	1,500,000	1,488,810
		15,989,544
Commercial Banks - 16.5%
ANZ Banking Group Ltd. 1.2092% 1/10/14 (c)(e)	1,000,000	1,000,017
Bank of Montreal 0.9359% 4/29/14 (e)	2,000,000	2,003,026
Bank of Nova Scotia 1.5092% 1/12/15 (e)	1,000,000	1,014,554
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.1516% 2/24/14 (c)(e)	500,000	501,118
Barclays Bank PLC:
1.5087% 1/13/14 (e)	2,000,000	2,000,706
2.5% 1/23/13	1,121,000	1,131,460
BB&T Corp. 1.1659% 4/28/14 (e)	2,000,000	2,002,234
BNP Paribas:
0.8692% 4/8/13 (e)	1,000,000	990,115
1.3692% 1/10/14 (e)	1,000,000	977,517
Commonwealth Bank of Australia 1.2037% 3/17/14 (c)(e)	2,000,000	2,001,569
Credit Suisse New York Branch:
1.4267% 1/14/14 (e)	2,500,000	2,496,245
5% 5/15/13	500,000	518,956
Danske Bank A/S 1.5167% 4/14/14 (c)(e)	500,000	486,152
Deutsche Bank 1.1157% 1/18/13 (e)	2,000,000	2,001,724
Fifth Third Bank 0.6051% 5/17/13 (e)	2,500,000	2,480,230
ING Bank NV:
1.5237% 3/15/13 (c)(e)	500,000	500,769
1.8746% 6/9/14 (c)(e)	2,000,000	1,979,544
KeyCorp. 6.5% 5/14/13	1,000,000	1,055,701
Manufacturers & Traders Trust Co. 1.9682% 4/1/13 (e)	930,000	930,863
National Australia Bank Ltd.:
0.9492% 1/8/13 (c)(e)	1,000,000	1,001,172
5.35% 6/12/13 (c)	269,000	282,132
PNC Funding Corp. 0.6659% 1/31/14 (e)	2,000,000	1,985,438
Rabobank (Netherlands) NV 0.8167% 4/14/14 (e)	3,000,000	2,977,230
Rabobank Nederland NV 2.65% 8/17/12 (c)	500,000	502,823
Royal Bank of Canada 0.7662% 4/17/14 (e)	3,000,000	3,003,159
Sumitomo Mitsui Banking Corp. 1.4157% 7/22/14 (c)(e)	2,320,000	2,333,635
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	2,500,000	2,520,030
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
The Toronto Dominion Bank:
0.7667% 7/14/14 (e)	$ 2,000,000	$ 2,004,384
0.9969% 11/1/13 (e)	500,000	502,681
U.S. Bank NA:
0.6859% 10/26/12 (e)	2,000,000	2,002,494
0.7467% 10/14/14 (e)	510,000	506,458
Union Bank NA 1.4258% 6/6/14 (e)	2,000,000	1,993,036
Wachovia Bank NA 0.9171% 11/3/14 (e)	1,500,000	1,472,483
Wells Fargo & Co. 4.375% 1/31/13	2,000,000	2,056,272
Westpac Banking Corp. 1.1997% 3/31/14 (c)(e)	1,000,000	1,001,814
		52,217,741
Consumer Finance - 5.6%
American Express Credit Corp. 1.3237% 6/24/14 (e)	1,700,000	1,697,691
American Honda Finance Corp. 0.897% 11/7/12 (c)(e)	2,000,000	2,002,666
Capital One Financial Corp. 1.6167% 7/15/14 (e)	3,800,000	3,773,776
Caterpillar Financial Services Corp. 0.87% 2/9/15 (e)	2,000,000	2,011,532
General Electric Capital Corp.:
1.1659% 4/24/14 (e)	500,000	500,884
1.3192% 1/7/14 (e)	5,000,000	5,031,795
HSBC Finance Corp. 0.8237% 9/14/12 (e)	794,000	793,999
Toyota Motor Credit Corp. 0.8662% 1/17/14 (e)	2,000,000	2,009,562
		17,821,905
Diversified Financial Services - 3.9%
Bank of America Corp.:
2.0192% 7/11/14 (e)	2,000,000	1,951,552
4.9% 5/1/13	500,000	513,755
BP Capital Markets PLC 1.0736% 3/11/14 (e)	2,000,000	2,015,152
Citigroup, Inc.:
1.9187% 1/13/14 (e)	2,341,000	2,318,945
2.51% 8/13/13 (e)	1,500,000	1,507,943
MassMutual Global Funding II:
0.6358% 12/6/13 (c)(e)	500,000	498,825
0.8467% 1/14/14 (c)(e)	942,000	941,815
MetLife Institutional Funding II 1.3682% 4/4/14 (c)(e)	2,500,000	2,508,773
		12,256,760
Insurance - 3.5%
Berkshire Hathaway Finance Corp. 0.7992% 1/10/14 (e)	2,000,000	2,007,086
Metropolitan Life Global Funding I 2.5% 1/11/13 (c)	1,000,000	1,012,240
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Monumental Global Funding III 0.6667% 1/15/14 (c)(e)	$ 2,000,000	$ 1,965,318
New York Life Global Funding 0.7282% 4/4/14 (c)(e)	2,000,000	1,997,548
Principal Life Income Funding Trusts 2.5675% 11/8/13 (e)	1,425,000	1,412,166
Prudential Financial, Inc.:
3.625% 9/17/12	1,500,000	1,515,513
5.15% 1/15/13	1,000,000	1,030,406
		10,940,277
TOTAL FINANCIALS		109,226,227
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Teva Pharmaceutical Finance Co. BV 1.4233% 11/8/13 (e)	1,250,000	1,261,651
Teva Pharmaceutical Finance III BV 0.9737% 3/21/14 (e)	1,000,000	999,046
		2,260,697
INFORMATION TECHNOLOGY - 1.5%
Computers & Peripherals - 0.6%
Hewlett-Packard Co. 0.7716% 5/24/13 (e)	2,000,000	1,994,624
IT Services - 0.2%
The Western Union Co. 1.0546% 3/7/13 (e)	530,000	532,780
Office Electronics - 0.7%
Xerox Corp.:
1.3176% 5/16/14 (e)	1,195,000	1,188,920
5.5% 5/15/12	1,000,000	1,001,514
		2,190,434
TOTAL INFORMATION TECHNOLOGY		4,717,838
MATERIALS - 0.5%
Metals & Mining - 0.5%
BHP Billiton Financial (USA) Ltd. 0.7616% 2/18/14 (e)	1,500,000	1,504,574
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc. 4.95% 1/15/13	2,000,000	2,061,568
British Telecommunications PLC 5.15% 1/15/13	1,180,000	1,214,570
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp. 3.7237% 6/15/13 (e)	$ 1,000,000	$ 1,013,750
Telefonica Emisiones SAU 2.582% 4/26/13	750,000	747,113
Verizon Communications, Inc. 1.0827% 3/28/14 (e)	3,000,000	3,029,934
		8,066,935
UTILITIES - 2.2%
Electric Utilities - 0.5%
Alabama Power Co. 4.85% 12/15/12	500,000	513,378
EDP Finance BV 5.375% 11/2/12 (c)	300,000	300,750
Northeast Utilities 1.2242% 9/20/13 (e)	810,000	812,449
		1,626,577
Multi-Utilities - 1.7%
Dominion Resources, Inc.:
5% 3/15/13	1,000,000	1,036,787
6.25% 6/30/12	957,000	965,643
DTE Energy Co. 1.1797% 6/3/13 (e)	607,000	609,537
Sempra Energy 1.2337% 3/15/14 (e)	2,695,000	2,697,409
		5,309,376
TOTAL UTILITIES		6,935,953
TOTAL NONCONVERTIBLE BONDS (Cost $147,453,484)		147,485,315
U.S. Government Agency Obligations - 14.8%

Fannie Mae 0.75% 2/26/13 (d) (Cost $46,704,326)	46,500,000	46,694,267
U.S. Government Agency - Mortgage Securities - 1.9%

Fannie Mae - 1.9%
2.375% 11/1/34 (e)	482,731	514,576
2.378% 6/1/35 (e)	423,750	452,542
2.409% 6/1/35 (e)	1,007,812	1,067,057
2.427% 12/1/34 (e)	525,369	556,042
2.432% 7/1/35 (e)	781,070	825,962
2.492% 10/1/35 (e)	1,063,049	1,130,034
2.497% 11/1/34 (e)	533,401	565,351
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.544% 2/1/34 (e)	$ 295,722	$ 309,710
2.604% 7/1/34 (e)	482,301	515,459
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,714,609)		5,936,733
Asset-Backed Securities - 15.7%

Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (c)	1,000,000	1,014,142
Series 2011-1 Class A2, 0.81% 10/15/13	252,218	252,309
Series 2011-5 Class A2, 0.8% 6/16/14	1,000,000	1,000,826
Series 2012-1 Class A2, 0.71% 9/15/14	1,000,000	1,001,572
Series 2012-2 Class A2, 0.56% 10/15/14	390,000	390,004
Ally Master Owner Trust:
Series 2010-1 Class A, 1.9903% 1/15/15 (c)(e)	700,000	707,314
Series 2011-1 Class A1, 1.1103% 1/15/16 (e)	500,000	503,710
Series 2011-5 Class A1, 0.8903% 6/15/15 (e)	510,000	510,874
Series 2012-2 Class A, 0.7413% 3/15/16 (e)	1,000,000	1,000,009
AmeriCredit Automobile Receivables Trust:
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	111,787	111,819
Series 2011-1 Class A2, 0.84% 6/9/14	388,774	388,922
Series 2011-2 Class A2, 0.9% 9/8/14	591,753	591,670
Series 2011-4 Class A/S, 0.92% 3/9/15	486,293	486,878
Series 2011-5 Class A2, 1.19% 8/8/15	120,000	120,396
Series 2012-1 Class A2, 0.91% 10/8/15	1,000,000	999,616
Americredit Automobile Receivables Trust Series 2012-2 Class A2, 0.76% 10/8/15	1,000,000	1,000,149
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (c)	500,000	509,563
Bank of America Automobile Trust Series 2012-1 Class A2, 0.59% 11/17/14	2,000,000	1,999,901
Bank of America Credit Card Master Trust Series 2008-B1 Class B1, 1.7402% 6/15/15 (e)	1,000,000	1,007,925
Bank One Issuance Trust Series 2003-A8, 0.4903% 5/16/16 (e)	500,000	501,921
BMW Vehicle Lease Trust:
Series 2012-1 Class A2, 0.59% 6/20/14	750,000	749,966
Series 2010-1 Class A4, 0.96% 1/15/14	650,000	650,604
Series 2011-1 Class A2, 0.64% 4/22/13	623,619	623,692
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust Series 2008-A Class B, 6.89% 1/15/15 (c)	$ 329,000	$ 342,833
Carmax Auto Owner Trust Series 2011-1 Class A2, 0.72% 11/15/13	354,040	354,155
Chase Issuance Trust:
Series 2005-A6 Class A6, 0.3103% 7/15/14 (e)	1,730,000	1,730,260
Series 2007-A17 Class A, 5.12% 10/15/14	1,080,000	1,103,535
Series 2011-A1 Class A1, 0.4303% 3/16/15 (e)	640,000	640,793
Series 2011-A2 Class A2, 0.3303% 5/15/15 (e)	990,000	990,418
Series 2011-A3 Class A3, 0.3603% 12/15/15 (e)	2,000,000	2,000,001
CIT Equipment Collateral Series 2012-VT1 Class A2, 0.85% 5/20/14 (c)	750,000	750,006
Citibank Credit Card Issuance Trust:
Series 2009-A2 Class A2, 1.7903% 5/15/14 (e)	1,500,000	1,500,920
Series 2009-A5 Class A5, 2.25% 12/23/14	340,000	343,873
Citibank Omni Master Trust Series 2009-A8 Class A8, 2.3403% 5/16/16 (c)(e)	1,000,000	1,000,802
Discover Card Master Trust:
Series 2011-A2 Class A2, 0.4503% 11/16/15 (e)	1,000,000	1,001,687
Series 2012-A2 Class A2, 0.3913% 10/17/16 (e)	1,000,000	1,000,002
Fannie Mae Series 2004-T5:
Class AB1, 0.6944% 5/28/35 (e)	80,751	59,386
Class AB3, 0.6451% 5/28/35 (e)	32,052	20,652
Ford Credit Auto Lease Trust Series 2011-A Class A2, 0.74% 9/15/13	838,793	838,995
Ford Credit Auto Owner Trust:
Series 2009-D Class A4, 2.98% 8/15/14	130,000	132,260
Series 2011-B Class A2, 0.68% 1/15/14	666,024	667,110
Series 2012-B Class A2, 0.72% 1/15/15	1,000,000	999,712
Ford Credit Automobile Lease Trust Series 2012-A Class A2, 0.63% 4/15/14	2,000,000	2,000,205
Ford Credit Automobile Owner Trust Series 2012-A Class A2, 0.62% 9/15/14	670,000	669,975
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8903% 12/15/14 (c)(e)	490,000	494,710
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	242,099
Series 2012-1 Class A, 0.7103% 1/15/16 (e)	3,000,000	3,008,769
Fremont Home Loan Trust Series 2005-A Class M4, 1.2588% 1/25/35 (e)	125,000	19,676
GE Equipment Transportation LLC Series 2012-1 Class A2, 0.74% 9/22/14	310,000	310,183
Home Equity Asset Trust Series 2003-5 Class A2, 0.9388% 12/25/33 (e)	10,566	8,387
Asset-Backed Securities - continued
	Principal Amount	Value
Honda Auto Receivables Owner Trust Series 2011-3 Class A2, 0.67% 4/21/14	$ 300,000	$ 300,309
Honda Auto Receivables Owner Trust Series 2009-3 Class A4, 3.3% 9/15/15	100,000	101,202
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 0.69% 11/15/13 (c)	1,000,000	1,000,291
John Deere Owner Trust Series 2011-A Class A2, 0.64% 6/16/14	1,136,752	1,137,321
John Deere Owner Trust 2012 Series 2012-A Class A2, 0.59% 6/16/14	500,000	499,953
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A2, 0.79% 4/15/13 (c)	253,948	253,992
Series 2011-B Class A2, 0.9% 1/15/14 (c)	1,000,000	1,001,342
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7088% 8/25/35 (e)	20,366	15,937
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5788% 8/25/34 (e)	65,756	49,419
Nissan Auto Lease Trust:
Series 2010-B Class A2, 0.9% 5/15/13	152,454	152,505
Series 2011-A Class A2, 0.7% 1/15/14	853,681	853,853
Series 2011-B Class A2, 0.4203% 2/17/14 (e)	1,000,000	999,731
Nissan Auto Receivables Owner Trust Series 2011-A Class A2, 0.65% 12/16/13	668,602	669,824
Ocala Funding LLC Series 2006-1A Class A, 1.6398% 3/20/11 (b)(c)(e)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6888% 9/25/34 (e)	435,000	93,816
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0388% 4/25/33 (e)	1,451	1,179
Santander Drive Auto Receivables Trust:
Series 2010-3 Class A2, 0.93% 6/17/13	63,726	63,735
Series 2011-1, Class A2, 0.94% 2/18/14	198,391	198,356
Series 2011-4 Class A2, 1.37% 3/16/15	270,000	271,111
Series 2012-1 Class A2, 1.25% 4/15/15	750,000	752,260
Series 2012-2 Class A2, 0.91% 5/15/15	500,000	500,032
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0988% 9/25/34 (e)	21,802	16,151
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	248,598	249,114
Volkswagen Auto Lease Trust:
Series 2010-A Class A4, 1.18% 10/20/15	120,000	120,645
Series 2011-A Class A2, 1% 2/20/14	180,000	180,487
Volkswagen Auto Loan Enhanced Trust:
Series 2011-1 Class A3, 1.22% 6/22/15	140,000	141,106
Asset-Backed Securities - continued
	Principal Amount	Value
Volkswagen Auto Loan Enhanced Trust: - continued
Series 2012-1 Series A2, 0.61% 10/20/14	$ 1,000,000	$ 1,000,745
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.3898% 3/20/14 (e)	392,617	393,120
TOTAL ASSET-BACKED SECURITIES (Cost $50,810,568)		49,372,722
Collateralized Mortgage Obligations - 10.3%

Private Sponsor - 2.4%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6451% 5/17/60 (c)(e)	1,740,000	1,744,887
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6931% 11/19/47 (c)(e)	363,251	363,465
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.5731% 11/20/56 (c)(e)	569,982	569,839
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3798% 12/20/54 (c)(e)	336,737	323,301
Granite Mortgages Series 2003-2 Class 1A3, 0.9657% 7/20/43 (e)	129,084	125,289
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.8657% 1/20/44 (e)	51,972	50,314
Series 2004-1 Class 2A1, 0.7937% 3/20/44 (e)	278,101	268,117
Series 2004-3 Class 2A1, 0.7537% 9/20/44 (e)	347,403	334,966
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5688% 12/25/34 (e)	222,965	186,114
Holmes Master Issuer PLC floater:
Series 2007-2A Class 4A, 0.5667% 7/15/20 (e)	1,000,000	998,908
Series 2012-1A Class A1, 0.4403% 1/15/13 (c)(e)	1,000,000	1,000,639
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	240,904	241,394
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4413% 9/25/36 (e)	1,000,000	784,882
World Omni Auto Receivables Trust sequential payer Series 2011-A Class A2, 0.64% 11/15/13	453,129	453,168
TOTAL PRIVATE SPONSOR		7,445,283
U.S. Government Agency - 7.9%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7388% 9/25/23 (e)	59,223	59,408
Series 2010-86 Class FE, 0.6888% 8/25/25 (e)	450,913	452,856
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
floater planned amortization Series 2005-90 Class FC, 0.4888% 10/25/35 (e)	$ 215,467	$ 215,057
planned amortization Series 2003-92 Class PD, 4.5% 3/25/17	1,203,823	1,215,274
sequential payer:
Series 2003-129 Class GF, 0.6388% 4/25/30 (e)	205,114	205,137
Series 2005-47 Class HA, 4.5% 7/25/19	808,109	828,627
Series 2011-16 Class FB, 0.3888% 3/25/31 (e)	2,374,451	2,371,482
Series 2011-23 Class AB, 2.75% 6/25/20	191,061	198,231
Freddie Mac:
floater:
Series 2711 Class FC, 1.1402% 2/15/33 (e)	480,000	488,260
Series 3346 Class FA, 0.4703% 2/15/19 (e)	5,202,662	5,209,861
floater planned amortization:
Series 3102 Class FD, 0.5403% 1/15/36 (e)	605,059	605,668
Series 3117 Class JF, 0.5403% 2/15/36 (e)	237,467	237,547
floater sequential payer:
Series 2755 Class FI, 0.6403% 10/15/31 (e)	1,681,020	1,681,594
Series 3387 Class DF, 0.4203% 10/15/17 (e)	754,039	754,035
planned amortization Series 2836 Class PX, 4% 5/15/18	1,662,814	1,707,333
planned amortization class Series 3792 Class DF, 0.6403% 11/15/40 (e)	889,123	890,803
sequential payer:
Series 2582 Class CG, 4% 11/15/17	610,345	623,953
Series 2924 Class DA, 4.5% 2/15/19	651,707	667,372
Series 3540 Class CD, 2% 6/15/14	318,923	319,600
Series 3560 Class LA, 2% 8/15/14	676,903	680,028
Series 3573 Class LC, 1.85% 8/15/14	869,720	875,368
Series 3659 Class EJ 3% 6/15/18	861,555	889,286
Series 3696 Class AE, 1.2% 7/15/15	421,272	421,538
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater planned amortization Series 2004-80 Class FM, 0.5398% 7/20/34 (e)	3,021,429	3,023,961
floater sequential payer Series 2010-120 Class FB 0.5398% 9/20/35 (e)	441,508	441,810
TOTAL U.S. GOVERNMENT AGENCY		25,064,089
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,798,410)		32,509,372
Commercial Mortgage Securities - 2.4%
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	$ 285,915	$ 285,596
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class G, 0.7703% 3/15/22 (c)(e)	100,000	94,007
Class H, 1.0203% 3/15/22 (c)(e)	110,000	101,758
COMM pass-thru certificates floater Series 2006-CN2A Class A2FL, 0.4613% 2/5/19 (c)(e)	800,000	755,714
Commercial Mortgage pass-thru certificates Series 2011-STRT Class A, 2.555% 12/10/24 (c)	220,000	221,014
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.7135% 6/15/39 (e)	102,628	102,570
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	229,832	238,088
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.4535% 5/10/40 (e)	120,000	125,640
Greenwich Capital Commercial Funding Corp. sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (e)	362,756	362,633
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class A1, 1.1031% 3/6/20 (c)(e)	443,629	441,265
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	77,507	77,484
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	161,542	162,335
Series 2011-GC5 Class A1, 1.468% 8/10/44 (e)	206,931	208,665
Series 2012-GC6 Class A1, 1.282% 1/10/45	96,695	96,939
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	290,000	290,276
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(e)	1,500,000	1,496,250
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	210,000	213,890
Series 2003-CB7 Class A4, 4.879% 1/12/38 (e)	103,181	107,684
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	206,143	207,450
Series 2007-LD11 Class A2, 5.8012% 6/15/49 (e)	215,253	216,097
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A4, 4.166% 5/15/32	$ 80,000	$ 82,036
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.441% 7/15/19 (c)(e)	247,826	143,739
Series 2007-XLFA:
Class A2, 0.341% 10/15/20 (c)(e)	462,255	435,914
Class B, 0.371% 10/15/20 (c)(e)	440,000	404,800
sequential payer Series 2003-IQ4 Class A2, 4.07% 5/15/40	80,978	82,689
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	107,894	111,896
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A1, 0.3318% 9/15/21 (c)(e)	360,024	348,323
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,888,236)		7,414,752
Municipal Securities - 0.7%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.7%, tender 8/1/12 (e)(f)	1,500,000	1,500,000
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.6%, tender 6/1/12 (e)(f)	100,000	99,999
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2007 B, 1.9%, tender 6/1/12 (e)	500,000	500,485
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.45%, tender 6/1/12 (e)	200,000	200,000
TOTAL MUNICIPAL SECURITIES (Cost $2,300,000)		2,300,484
Foreign Government and Government Agency Obligations - 0.6%

Ontario Province 0.9431% 5/22/12 (e) (Cost $2,000,667)	2,000,000	2,000,398
Bank Notes - 0.6%

National City Bank, Cleveland 0.5875% 3/1/13 (e) (Cost $1,989,040)	2,000,000	2,000,622
Certificates of Deposit - 1.4%
	Principal Amount	Value
Bank of Nova Scotia yankee:
0.8857% 10/18/13 (e)	$ 2,000,000	$ 2,006,160
1.0133% 2/10/14 (e)	1,000,000	1,000,010
Nordea Bank Finland PLC yankee 1.007% 2/7/13 (e)	1,000,000	1,001,120
Westpac Banking Corp. yankee 1.2192% 7/10/13 (e)	500,000	500,088
TOTAL CERTIFICATES OF DEPOSIT (Cost $4,499,668)		4,507,378
Commercial Paper - 0.5%

Vodafone Group PLC yankee:
1% 6/11/12	500,000	499,774
1.25% 3/12/13	1,000,000	990,933
TOTAL COMMERCIAL PAPER (Cost $1,488,445)		1,490,707
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $17,858,922)	17,858,922	17,858,922
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $321,506,375)		319,571,672
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(4,296,524)
NET ASSETS - 100%		$ 315,275,148
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
15 Eurodollar 90 Day Index Contracts	June 2012	$ 14,982,188	$ 3,949
30 Eurodollar 90 Day Index Contracts	Sept. 2012	29,962,500	8,474
TOTAL EURODOLLAR CONTRACTS		$ 44,944,688	$ 12,423

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,424,329 or 15.7% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $20,084.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,443
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 147,485,315	$ -	$ 147,485,315	$ -
U.S. Government and Government Agency Obligations	46,694,267	-	46,694,267	-
U.S. Government Agency - Mortgage Securities	5,936,733	-	5,936,733	-
Asset-Backed Securities	49,372,722	-	49,372,722	-
Collateralized Mortgage Obligations	32,509,372	-	32,509,372	-
Commercial Mortgage Securities	7,414,752	-	7,271,013	143,739
Municipal Securities	2,300,484	-	2,300,484	-
Foreign Government and Government Agency Obligations	2,000,398	-	2,000,398	-
Bank Notes	2,000,622	-	2,000,622	-
Certificates of Deposit	4,507,378	-	4,507,378	-
Commercial Paper	1,490,707	-	1,490,707	-
Money Market Funds	17,858,922	17,858,922	-	-
Total Investments in Securities:	$ 319,571,672	$ 17,858,922	$ 301,569,011	$ 143,739
Derivative Instruments:
Assets
Futures Contracts	$ 12,423	$ 12,423	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 806,221
Total Realized Gain (Loss)	(313,276)
Total Unrealized Gain (Loss)	305,444
Cost of Purchases	-
Proceeds of Sales	(11,759)
Amortization/Accretion	(1,845)
Transfers in to Level 3	-
Transfers out of Level 3	(641,046)
Ending Balance	$ 143,739
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (3,977)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $321,453,931. Net unrealized depreciation aggregated $1,882,259, of which $743,064 related to appreciated investment securities and $2,625,323 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2012